UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—11.7%
Bed Bath & Beyond, Inc.*	3,400	$254,218
Comcast Corp., Class A	7,600	403,902
Dillard’s, Inc., Class A	8,900	1,011,040
DIRECTV*	14,800	1,262,144
Discovery Communications, Inc., Class A*	1,400	40,579
Discovery Communications, Inc., Class C*	1,400	39,032
Dollar General Corp.*	8,400	563,304
Expedia, Inc.	2,600	223,418
Jack in the Box, Inc.	12,200	1,034,438
Lowe’s Cos., Inc.	7,000	474,320
Macy’s, Inc.	11,300	721,844
Marriott Vacations Worldwide Corp.	9,100	696,150
Select Comfort Corp.*	16,500	492,360
Thor Industries, Inc.	5,900	332,465
The TJX Cos., Inc.	11,600	764,904
Total Consumer Discretionary		8,314,118
Consumer Staples—9.8%
Archer-Daniels-Midland Co.	11,300	526,919
Cal-Maine Foods, Inc.[1]	5,800	203,290
Central Garden and Pet Co., Class A*	62,000	564,200
The Coca-Cola Co.	900	37,053
CVS Health Corp.	9,200	903,072
Dr Pepper Snapple Group, Inc.	600	46,362
Monster Beverage Corp.*	6,300	736,785
PepsiCo, Inc.	3,100	290,718
Pilgrim’s Pride Corp.[1]	35,800	971,970
The Procter & Gamble Co.	5,500	463,595
Sanderson Farms, Inc.[1]	6,400	511,744
Tyson Foods, Inc., Class A	16,200	632,448
Walgreens Boots Alliance, Inc.	500	36,875
Wal-Mart Stores, Inc.	12,200	1,036,756
Total Consumer Staples		6,961,787
Energy—7.8%
Chevron Corp.	9,400	963,782
Exxon Mobil Corp.	17,900	1,564,818
Helix Energy Solutions Group, Inc.*	39,800	747,046
Marathon Petroleum Corp.	4,700	435,173
Phillips 66	4,600	323,472

	Shares	Value
Schlumberger, Ltd.	11,600	$955,724
Tesoro Corp.	3,600	294,228
Valero Energy Corp.	5,800	306,704
Total Energy		5,590,947
Financials—13.9%
American Financial Group, Inc.	1,800	104,472
American International Group, Inc.	4,900	239,463
American Tower Corp.	800	77,560
Arch Capital Group, Ltd.*	11,700	678,249
Bank of America Corp.	22,500	340,875
Berkshire Hathaway, Inc., Class A*	1	215,865
Berkshire Hathaway, Inc., Class B*	10,287	1,480,402
The Chubb Corp.	2,200	215,380
Citigroup, Inc.	3,600	169,020
Discover Financial Services	10,500	570,990
Everest Re Group, Ltd.	2,200	377,036
FelCor Lodging Trust, Inc.	7,300	73,073
Franklin Resources, Inc.	1,800	92,754
GAMCO Investors, Inc., Class A	7,000	571,550
JPMorgan Chase & Co.	4,600	250,148
KeyCorp	25,800	335,142
Morgan Stanley	19,800	669,438
OFG Bancorp	6,200	99,820
The PNC Financial Services Group, Inc.	800	67,632
PrivateBancorp, Inc.	15,300	464,202
Pzena Investment Management, Inc., Class A	8,200	66,666
SunTrust Banks, Inc.	15,800	607,036
The Travelers Cos., Inc.	6,400	658,048
Voya Financial, Inc.	15,800	616,358
Wells Fargo & Co.	4,100	212,872
WR Berkley Corp.	13,000	636,870
Total Financials		9,890,921
Health Care—15.2%
Alexion Pharmaceuticals, Inc.*	3,000	549,720
Alliance HealthCare Services, Inc.*	2,600	58,604
Amgen, Inc.	6,300	959,238
Anika Therapeutics, Inc.*	9,800	383,964
Atrion Corp.	251	84,085
Biogen Idec, Inc.*	2,430	945,659
Cambrex Corp.*	14,400	322,992

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—15.2% (continued)
CareFusion Corp.*	11,100	$658,230
Depomed, Inc.*	3,400	62,118
Edwards Lifesciences Corp.*	2,500	313,375
The Ensign Group, Inc.	9,600	398,400
Exactech, Inc.*	1,700	35,343
Gilead Sciences, Inc.*	2,500	262,075
Greatbatch, Inc.*	2,300	111,688
Humana, Inc.	1,800	263,592
Johnson & Johnson	10,700	1,071,498
Lannett Co., Inc.*	8,900	422,127
McKesson Corp.	1,200	255,180
Medtronic PLC	1,500	107,100
Mettler-Toledo International, Inc.*	900	273,555
Natus Medical, Inc.*	18,900	710,640
OraSure Technologies, Inc.*	20,000	183,800
PAREXEL International Corp.*	3,100	188,976
Pfizer, Inc.	5,200	162,500
SciClone Pharmaceuticals, Inc.*	4,500	33,210
SurModics, Inc.*	13,600	311,712
UnitedHealth Group, Inc.	10,100	1,073,125
Universal Health Services, Inc., Class B	6,200	635,686
Total Health Care		10,838,192
Industrials—10.6%
Alaska Air Group, Inc.	22,400	1,520,288
AMERCO	1,400	400,554
Argan, Inc.	1,800	54,738
Cubic Corp.	700	36,603
Delta Air Lines, Inc.	20,650	976,951
Deluxe Corp.	1,300	84,409
FedEx Corp.	700	118,377
General Dynamics Corp.	5,900	785,939
General Electric Co.	12,800	305,792
Huntington Ingalls Industries, Inc.	6,300	734,580
Southwest Airlines Co.	4,500	203,310
Teledyne Technologies, Inc.*	4,700	446,688
UniFirst Corp.	5,000	580,650
Union Pacific Corp.	7,600	890,796
United Technologies Corp.	1,400	160,692

	Shares	Value
USA Truck, Inc.*	1,600	$44,480
VSE Corp.	3,100	224,347
Total Industrials		7,569,194
Information Technology—20.5%
Advanced Energy Industries, Inc.*	2,700	64,800
Apple, Inc.	25,241	2,957,236
Benchmark Electronics, Inc.*	17,000	411,910
Brocade Communications Systems, Inc.	26,600	295,792
DTS, Inc.*	1,600	44,352
EMC Corp.	2,800	72,604
F5 Networks, Inc.*	5,500	613,910
Google, Inc., Class A*	301	161,803
Google, Inc., Class C*	301	160,891
Hewlett-Packard Co.	23,300	841,829
International Business Machines Corp.	6,000	919,860
MasterCard, Inc., Class A	15,580	1,278,027
Microsoft Corp.	26,100	1,054,440
Oracle Corp.	24,900	1,043,061
PC Connection, Inc.	6,900	163,875
Pericom Semiconductor Corp.	13,600	198,696
Progress Software Corp.*	19,800	495,990
Sanmina Corp.*	2,200	46,596
Skyworks Solutions, Inc.	10,400	863,720
Tessera Technologies, Inc.	2,500	92,700
Texas Instruments, Inc.	13,800	737,610
VASCO Data Security International, Inc.*,1	17,600	378,400
Visa, Inc., Class A	5,600	1,427,496
Western Digital Corp.	400	38,892
Xerox Corp.	18,300	241,011
Total Information Technology		14,605,501
Materials—3.5%
Boise Cascade Co.*	1,900	76,836
Celanese Corp., Series A	11,400	612,864
Graphic Packaging Holding Co.*	25,300	366,344
KapStone Paper and Packaging Corp.	2,100	62,727
LyondellBasell Industries N.V., Class A	8,100	640,629
The Sherwin-Williams Co.	1,500	406,905
Westlake Chemical Corp.	6,200	355,322
Total Materials		2,521,627

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services—1.8%
AT&T, Inc.	14,100	$464,172
Cincinnati Bell, Inc.*	80,000	234,400
T-Mobile US, Inc.*	1,850	55,833
Verizon Communications, Inc.	10,800	493,668
Total Telecommunication Services		1,248,073
Utilities—2.4%
American Electric Power Co., Inc.	11,900	747,439
Ormat Technologies, Inc.[1]	3,600	96,300
Public Service Enterprise Group, Inc.	18,000	768,240
UGI Corp.	2,000	73,980
Total Utilities		1,685,959
Total Common Stocks (cost $49,012,334)		69,226,319
	Principal Amount
Short-Term Investments—4.5%
Repurchase Agreements—2.5%[2]
Daiwa Capital Markets America, dated 01/30/15, due 02/02/15, 0.100%, total to be received $747,062 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 06/01/17—03/01/48, totaling $761,997)	$747,056	747,056

	Principal Amount	Value
Nomura Securities International, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		1,747,056
	Shares
Other Investment Companies—2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,445,632	1,445,632
Total Short-Term Investments (cost $3,192,688)		3,192,688
Total Investments—101.7% (cost $52,205,022)		72,419,007
Other Assets, less Liabilities—(1.7)%		(1,199,516)
Net Assets—100.0%		$71,219,491

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—10.4%
Comcast Corp., Class A4	21,100	$1,121,360
DIRECTV*	10,200	869,856
Dollar General Corp.*	11,400	764,484
Foot Locker, Inc.	8,300	441,726
The Home Depot, Inc.[4]	11,400	1,190,388
Lowe’s Cos., Inc.	11,300	765,688
Macy’s, Inc.	13,000	830,440
NIKE, Inc., Class B	700	64,575
Scripps Networks Interactive, Inc., Class A	7,000	497,630
The Walt Disney Co.	4,500	409,320
Total Consumer Discretionary		6,955,467
Consumer Staples—10.7%
Altria Group, Inc.	9,400	499,140
Archer-Daniels-Midland Co.	17,300	806,699
Brown-Forman Corp., Class B	450	39,992
Bunge, Ltd.	700	62,671
Central Garden and Pet Co., Class A*	23,500	213,850
Church & Dwight Co., Inc.	8,700	704,004
The Clorox Co.	400	42,684
Costco Wholesale Corp.	6,500	929,435
J&J Snack Foods Corp.	2,100	206,052
The Kroger Co.	900	62,145
Monster Beverage Corp.*	500	58,475
PepsiCo, Inc.	12,500	1,172,250
Pilgrim’s Pride Corp.[1]	23,800	646,170
The Procter & Gamble Co.[4]	6,900	581,601
Wal-Mart Stores, Inc.[4]	13,300	1,130,234
WD-40 Co.	600	49,236
Total Consumer Staples		7,204,638
Energy—8.0%
Exxon Mobil Corp.	10,700	935,394
Helix Energy Solutions Group, Inc.*	37,800	709,506
Marathon Petroleum Corp.[4]	9,200	851,828
Phillips 66	800	56,256
Schlumberger, Ltd.	12,900	1,062,831
Tesoro Corp.	10,600	866,338
Valero Energy Corp.[4]	17,200	909,536
Total Energy		5,391,689

	Shares	Value
Financials—16.9%
1st Source Corp.	1,900	$56,487
Aflac, Inc.	3,700	211,196
The Allstate Corp.	7,900	551,341
American Capital Agency Corp.	3,400	73,270
American Express Co.[4]	8,400	677,796
Apartment Investment & Management Co., Class A	4,500	179,370
Apollo Commercial Real Estate Finance, Inc.	4,000	66,120
Arch Capital Group, Ltd.*	1,100	63,767
Bank of America Corp.[4]	70,100	1,062,015
Berkshire Hathaway, Inc., Class B*,4	11,300	1,626,183
The Chubb Corp.	1,900	186,010
Discover Financial Services	1,300	70,694
Everest Re Group, Ltd.	900	154,242
FelCor Lodging Trust, Inc.	6,900	69,069
Franklin Resources, Inc.	5,000	257,650
GAMCO Investors, Inc., Class A	3,800	310,270
Host Hotels & Resorts, Inc.	2,900	66,381
JPMorgan Chase & Co.[4]	19,400	1,054,972
LaSalle Hotel Properties	1,600	64,736
Lazard, Ltd., Class A	8,300	380,140
McGraw Hill Financial, Inc.	1,000	89,440
Morgan Stanley	1,900	64,239
Paramount Group, Inc.*	1,700	32,895
Post Properties, Inc.	1,100	66,825
Potlatch Corp.	12,300	490,278
PrivateBancorp, Inc.	1,900	57,646
Public Storage	300	60,252
SEI Investments Co.	1,700	68,289
Simon Property Group, Inc.	3,400	675,444
SunTrust Banks, Inc.	8,300	318,886
The Travelers Cos., Inc.	7,600	781,432
Voya Financial, Inc.	18,600	725,586
Wells Fargo & Co.[4]	14,800	768,416
Total Financials		11,381,337
Health Care—15.1%
Aetna, Inc.	5,100	468,282
Alexion Pharmaceuticals, Inc.*	4,500	824,580
Alliance HealthCare Services, Inc.*	3,300	74,382

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—15.1% (continued)
Biogen Idec, Inc.*	2,100	$817,236
Celgene Corp.*	300	35,748
CR Bard, Inc.	4,700	803,841
Edwards Lifesciences Corp.*	7,100	889,985
Gilead Sciences, Inc.*	11,700	1,226,511
Greatbatch, Inc.*	4,800	233,088
Johnson & Johnson[4]	15,700	1,572,198
Merck & Co., Inc.	20,300	1,223,684
Natus Medical, Inc.*	2,300	86,480
PAREXEL International Corp.*	1,900	115,824
Pfizer, Inc.	3,900	121,875
St Jude Medical, Inc.	600	39,522
UnitedHealth Group, Inc.[4]	10,900	1,158,125
Universal Health Services, Inc., Class B	1,100	112,783
Varian Medical Systems, Inc.*	3,800	351,728
Total Health Care		10,155,872
Industrials—10.8%
3M Co.[4]	6,500	1,054,950
Acuity Brands, Inc.	1,500	224,835
Alaska Air Group, Inc.	7,600	515,812
Cummins, Inc.	700	97,622
Delta Air Lines, Inc.	9,000	425,790
Emerson Electric Co.	600	34,164
Expeditors International of Washington, Inc.	1,600	69,888
FedEx Corp.[4]	5,000	845,550
General Dynamics Corp.	6,400	852,544
Huntington Ingalls Industries, Inc.	200	23,320
Landstar System, Inc.	2,300	147,384
Lockheed Martin Corp.[4]	4,800	904,176
Northrop Grumman Corp.	1,900	298,205
Parker Hannifin Corp.	300	34,938
RR Donnelley & Sons Co.	1	13
Union Pacific Corp.[4]	7,800	914,238
United Parcel Service, Inc., Class B	7,700	761,068
WABCO Holdings, Inc.*	500	47,585
Total Industrials		7,252,082
Information Technology—17.8%
Apple, Inc.[4]	15,407	1,805,084
Brocade Communications Systems, Inc.	63,000	700,560
Corning, Inc.	35,900	853,343

	Shares	Value
Dolby Laboratories, Inc., Class A	7,300	$283,240
eBay, Inc.*	1,000	53,000
F5 Networks, Inc.*	5,900	658,558
FactSet Research Systems, Inc.	700	100,513
Google, Inc., Class A*,4	882	474,119
Google, Inc., Class C*,4	382	204,187
Hewlett-Packard Co.	26,800	968,284
Intel Corp.[4]	31,400	1,037,456
Marchex, Inc., Class B	14,500	55,245
Microsoft Corp.[4]	34,400	1,389,760
Oracle Corp.[4]	11,100	464,979
Plantronics, Inc.	9,900	453,717
Progress Software Corp.*	5,400	135,270
Sanmina Corp.*	2,900	61,422
Skyworks Solutions, Inc.	400	33,220
Tessera Technologies, Inc.	4,500	166,860
Texas Instruments, Inc.	18,100	967,445
Visa, Inc., Class A	2,700	688,257
Western Digital Corp.	3,000	291,690
Xerox Corp.	7,700	101,409
Total Information Technology		11,947,618
Materials—3.2%
Boise Cascade Co.*	2,700	109,188
Celanese Corp., Series A	13,200	709,632
Domtar Corp.	2,300	88,090
The Dow Chemical Co.	1,800	81,288
E.I. du Pont de Nemours & Co.	1,300	92,573
Eastman Chemical Co.	500	35,445
Monsanto Co.	500	58,990
PPG Industries, Inc.	300	66,864
Praxair, Inc.	800	96,472
The Sherwin-Williams Co.	3,000	813,810
Total Materials		2,152,352
Telecommunication Services—2.0%
AT&T, Inc.[4]	35,100	1,155,492
Verizon Communications, Inc.	3,400	155,414
Total Telecommunication Services		1,310,906
Utilities—2.9%
AES Corp.	5,000	61,100
American Electric Power Co., Inc.	14,600	917,026
American Water Works Co, Inc.	1,200	67,368

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—2.9% (continued)
IDACORP, Inc.	1,000	$67,910
Public Service Enterprise Group, Inc.	20,000	853,600
Total Utilities		1,967,004
Total Common Stocks (cost $58,638,454)		65,718,965

	Number of Contracts
Purchased Options—1.3%
S&P 500 Puts, 1,775 Strike Price, Expiration 06/19/15	87	267,090
S&P 500 Puts, 1,820 Strike Price, Expiration 04/17/15	88	223,080
S&P 500 Puts, 1,910 Strike Price, Expiration 03/20/15	67	211,050
S&P 500 Puts, 1,925 strike Price, Expiration 02/20/15	92	154,560
Total Purchased Options (cost $941,981)		855,780

	Principal Amount	Value
Short-Term Investments—2.4%
Repurchase Agreements—0.8%[2]
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $530,200 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $540,800)	$530,196	$530,196

	Shares
Other Investment Companies—1.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,101,467	1,101,467
Total Short-Term Investments (cost $1,631,663)		1,631,663
Total Investments—101.5% (cost $61,212,098)		68,206,408
Other Assets, less Liabilities—(1.5)%		(1,028,529)
Net Assets—100.0%		$67,177,879

AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Exchange Traded Funds—17.7%
SPDR S&P 500 ETF Trust (cost $5,093,288)	43,018	$8,580,800

	Principal Amount
U.S. Government Obligations—73.3%
U.S. Treasury Bills,
0.013%, 05/28/15[5,6]	$18,625,000	18,623,957
0.018%, 06/04/15[5,6]	15,980,000	15,978,785
0.025%, 03/26/15[5,6]	1,000,000	999,986
Total U.S. Government Obligations (cost $35,597,285)		35,602,728

	Shares
Other Investment Companies—3.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $1,593,294)	1,593,294	1,593,294
Total Investments—94.3% (cost $42,283,867)		45,776,822
Other Assets, less Liabilities—5.7%		2,747,712
Net Assets—100.0%		$48,524,534

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Exchange Traded Funds—54.7%
iShares Barclays TIPS Bond Fund[4]	98,933	$11,439,622
iShares iBoxx $ High Yield Corporate Bond Fund[4]	203,342	18,347,549
Jefferies TR/J CRB Global Commodity Equity Index Fund	34,585	1,322,959
Market Vectors Gold Miners	59,986	1,337,088
Market Vectors RVE Hard Assets Producers[1]	38,952	1,296,011
Materials Select Sector SPDR Fund[1]	27,488	1,310,903
SPDR DB International Government Inflation-Protected Bond	40,664	2,279,624
Vanguard REIT[4]	55,449	4,799,111
Total Exchange Traded Funds (cost $41,758,417)		42,132,867

	Notes
Exchange Traded Notes—10.8%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	45,264	1,350,677
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	20,842	730,929
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36	76,717	819,338
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	166,898	772,738
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	56,779	1,563,126
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity
Index—Total Return, 10/24/22	515,517	3,057,016
Total Exchange Traded Notes (cost $11,500,813)		8,293,824

	Number of Contracts
Purchased Options—1.0%
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 03/20/15	4	258
EURO STOXX 50 Puts, 2,700 Strike Price, Expiration 06/19/15	105	45,205
EURO STOXX 50 Puts, 2,850 Strike Price, Expiration 03/20/15	13	2,071
EURO STOXX 50 Puts, 2,875 Strike Price, Expiration 02/20/15	96	4,882
EURO STOXX 50 Puts, 3,100 Strike Price, Expiration 03/20/15	97	41,323
S&P 500 Puts, 1,820 Strike Price, Expiration 04/17/15	114	288,990
S&P 500 Puts, 1,910 Strike Price, Expiration 03/20/15	65	204,750
S&P 500 Puts, 1,925 strike Price, Expiration 02/20/15	85	142,800
Total Purchased Options (cost $842,782)		730,279

	Principal Amount
U.S. Government Obligations—11.7%
U.S. Treasury Bills, 0.013%, 05/28/15[5,6] (cost $8,998,059)	$9,000,000	8,999,640

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—26.7%
Repurchase Agreements—3.5%[2]
Citigroup Global Markets, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $668,352 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.000%, 01/12/18—02/15/50, totaling $681,715)	$668,348	$668,348
Daiwa Capital Markets America, dated 01/30/15, due 02/02/15, 0.100%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 06/01/17—03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,668,348

	Shares
Other Investment Companies—23.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	12,730,316	12,730,316
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	5,145,769	5,145,769
Total Other Investment Companies		17,876,085
Total Short-Term Investments (cost $20,544,433)		20,544,433
Total Investments—104.9% (cost $83,644,504)		80,701,043
Other Assets, less Liabilities—(4.9)%		(3,735,615)
Net Assets—100.0%		$76,965,428

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—99.5%
Consumer Discretionary—15.9%
2U, Inc.*,1	23,472	$417,567
American Eagle Outfitters, Inc.[1]	13,063	183,404
Boot Barn Holdings, Inc.*	388	7,830
Chico’s FAS, Inc.	21,825	364,041
Deckers Outdoor Corp.*	3,625	239,431
DSW, Inc., Class A	11,776	418,755
Fiesta Restaurant Group, Inc.*	5,146	303,974
Fox Factory Holding Corp.*	19,344	293,835
Harman International Industries, Inc.	3,265	423,242
IMAX Corp.*	7,176	239,176
LifeLock, Inc.*	18,222	270,597
LKQ Corp.*	23,614	609,477
Lumber Liquidators Holdings, Inc.*,1	5,678	358,566
Noodles & Co.*,1	11,464	294,625
Select Comfort Corp.*	13,706	408,987
Tilly’s, Inc., Class A*	18,689	256,787
Vera Bradley, Inc.*	6,475	123,478
Vitamin Shoppe, Inc.*	6,669	281,899
Total Consumer Discretionary		5,495,671
Consumer Staples—1.1%
Natural Grocers by Vitamin Cottage, Inc.*	12,414	382,351
Energy—1.5%
Carrizo Oil & Gas, Inc.*	2,872	129,527
WPX Energy, Inc.*	36,036	384,144
Total Energy		513,671
Financials—8.6%
Allied World Assurance Co. Holdings AG	20,540	794,282
Artisan Partners Asset Management, Inc., Class A	4,613	222,670
Jones Lang LaSalle, Inc.	2,638	387,997
Raymond James Financial, Inc.	19,211	1,010,883
Signature Bank*	4,671	547,114
Total Financials		2,962,946
Health Care—27.1%
Alkermes PLC*	14,227	1,027,901
AMAG Pharmaceuticals, Inc.*,1	5,853	258,644
Avalanche Biotechnologies, Inc.*,1	6,845	271,610
BioDelivery Sciences International, Inc.*,1	10,870	142,397
Bluebird Bio, Inc.*	6,272	582,732

	Shares	Value
Celldex Therapeutics, Inc.*,1	15,491	$331,817
DexCom, Inc.*	8,934	534,075
Insulet Corp.*	9,651	283,643
Insys Therapeutics, Inc.*,1	4,574	218,546
Intercept Pharmaceuticals, Inc.*,1	1,100	221,133
Intrexon Corp.*,1	42,694	1,225,745
Kite Pharma, Inc.*,1	7,527	505,438
The Medicines Co.*	29,011	831,745
Medidata Solutions, Inc.*	8,113	348,778
MEDNAX, Inc.*	14,001	950,528
Molina Healthcare, Inc.*	9,759	496,831
PerkinElmer, Inc.	201	9,188
Puma Biotechnology, Inc.*	814	171,819
Sangamo BioSciences, Inc.*,1	17,363	222,073
Spark Therapeutics, Inc.*	13	650
Unilife Corp.*	74,194	294,550
United Therapeutics Corp.*	3,184	449,358
Total Health Care		9,379,201
Industrials—16.0%
A. O. Smith Corp.	10,689	635,033
The Advisory Board Co.*	7,421	347,896
Carlisle Cos., Inc.	3,955	354,684
Generac Holdings, Inc.*,1	4,451	194,687
KAR Auction Services, Inc.	14,197	484,260
MasTec, Inc.*	29,072	538,413
Meritor, Inc.*	30,590	391,552
Pall Corp.	36	3,483
Quanta Services, Inc.*	11,352	300,601
Stock Building Supply Holdings, Inc.*	15,902	247,753
Swift Transportation Co.*	8,783	215,886
Terex Corp.	4,506	101,295
WABCO Holdings, Inc.*	4,305	409,707
Watsco, Inc.	9,287	1,010,983
WESCO International, Inc.*,1	4,640	309,766
Total Industrials		5,545,999
Information Technology—24.8%
3D Systems Corp.*,1	12,856	373,852
Aspen Technology, Inc.*	492	17,390
Belden, Inc.	10,695	887,043
Blackhawk Network Holdings, Inc., Class B*	7,712	255,344
Callidus Software, Inc.*	21,578	322,591

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—24.8% (continued)
Ellie Mae, Inc.*	13,562	$599,983
Envestnet, Inc.*	4,234	217,924
FleetMatics Group PLC*	15,056	533,133
FLIR Systems, Inc.	6,951	209,920
Fortinet, Inc.*	21,258	635,508
Heartland Payment Systems, Inc.	2,220	110,489
Integrated Device Technology, Inc.*	13,264	242,599
Jack Henry & Associates, Inc.	7,378	452,788
Kulicke & Soffa Industries, Inc.*	18,728	284,104
New Relic, Inc.*	2,115	65,692
Pandora Media, Inc.*,1	465	7,719
QLogic Corp.*	22,809	304,728
Qorvo, Inc.*	2,595	191,693
QuinStreet, Inc.*	5,815	29,773
RealPage, Inc.*	14,634	263,558
Rovi Corp.*	10,496	242,563
Semtech Corp.*	768	19,553
Synaptics, Inc.*	3,966	304,628
Synchronoss Technologies, Inc.*	1,104	46,887
Tangoe, Inc.*	33,876	387,203
Tessera Technologies, Inc.	17,775	659,097
Ultratech, Inc.*	4,703	74,966
Virtusa Corp.*	4,980	186,551
Web.com Group, Inc.*	18,458	278,900
WEX, Inc.*	3,307	304,409
Yelp, Inc.*,1	1,235	64,800
Total Information Technology		8,575,388
Materials—2.5%
Caesarstone Sdot-Yam, Ltd.	6,013	373,407
Eagle Materials, Inc.	3,303	235,240
Globe Specialty Metals, Inc.	15,470	238,547
Total Materials		847,194

	Shares	Value
Telecommunication Services—2.0%
Cogent Communications Holdings, Inc.	18,766	$695,468
Total Common Stocks (cost $23,826,761)		34,397,889

	Principal Amount
Short-Term Investments—10.4%
Repurchase Agreements—10.2%[2]
Citigroup Global Markets, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.000%, 01/12/18—02/15/50, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets, dated 01/30/15, due 02/02/15, 0.100%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 06/01/17—03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/30/15, due 02/02/15, 0.070%, total to be received $529,064 (collateralized by various U.S. Government Agency Obligations, 0.000%—5.375%, 07/30/15—09/20/44, totaling $539,642)	529,061	529,061
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,529,061

	Shares
Other Investment Companies—0.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	79,159	79,159
Total Short-Term Investments (cost $3,608,220)		3,608,220
Total Investments—109.9% (cost $27,434,981)		38,006,109
Other Assets, less Liabilities—(9.9)%		(3,423,584)
Net Assets—100.0%		$34,582,525

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—19.3%
BorgWarner, Inc.	17,875	$965,429
Hilton Worldwide Holdings, Inc.*	36,300	942,711
Lowe’s Cos., Inc.	12,020	814,475
NIKE, Inc., Class B	9,905	913,736
Ross Stores, Inc.	9,745	893,714
Time Warner Cable, Inc.	7,250	986,943
The Walt Disney Co.	10,995	1,000,105
Total Consumer Discretionary		6,517,113
Consumer Staples—5.5%
The Estee Lauder Cos., Inc., Class A	11,765	830,491
TreeHouse Foods, Inc.*	11,510	1,043,957
Total Consumer Staples		1,874,448
Energy—4.1%
Continental Resources, Inc.*	7,300	331,420
EP Energy Corp., Class A*,1	49,495	512,273
Schlumberger, Ltd.	6,475	533,475
Total Energy		1,377,168
Financials—8.1%
American Tower Corp.	10,830	1,049,968
Prudential Financial, Inc.	13,130	996,304
WisdomTree Investments, Inc.[1]	39,320	684,954
Total Financials		2,731,226
Health Care—9.8%
Actavis PLC*	4,370	1,164,780
Air Methods Corp.*	17,990	747,484
Envision Healthcare Holdings, Inc.*	26,375	906,773
Gilead Sciences, Inc.*	4,765	499,515
Total Health Care		3,318,552
Industrials—13.2%
American Airlines Group, Inc.	13,580	666,506
CSX Corp.	28,760	957,708
DigitalGlobe, Inc.*	30,920	831,439
Nielsen N.V.	23,110	1,006,672
Towers Watson & Co., Class A	8,360	990,660
Total Industrials		4,452,985

	Shares	Value
Information Technology—36.2%
Alibaba Group Holding, Ltd., Sponsored ADR*	7,075	$630,241
Alliance Data Systems Corp.*	3,735	1,078,780
Apple, Inc.	12,704	1,488,401
Applied Materials, Inc.	40,295	920,338
Cognizant Technology Solutions Corp., Class A*	17,760	961,349
CoStar Group, Inc.*	4,345	801,696
Facebook, Inc., Class A*	12,945	982,655
Google, Inc., Class A*	1,451	779,985
Google, Inc., Class C*	1,716	917,236
MasterCard, Inc., Class A	11,895	975,747
salesforce.com, inc.*	16,030	904,894
TE Connectivity, Ltd.	15,805	1,049,294
WNS Holdings, Ltd., ADR*	32,360	728,100
Total Information Technology		12,218,716
Materials—2.3%
Ecolab, Inc.	7,615	790,209
Total Common Stocks (cost $27,740,252)		33,280,417

	Principal Amount
Short-Term Investments—5.0%
Repurchase Agreements—2.3%[2]
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $760,903 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $776,116)	$760,898	760,898

	Shares
Other Investment Companies—2.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	924,859	924,859
Total Short-Term Investments (cost $1,685,757)		1,685,757
Total Investments—103.5% (cost $29,426,009)		34,966,174
Other Assets, less Liabilities—(3.5)%		(1,174,931)
Net Assets—100.0%		$33,791,243

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—96.9%
Consumer Discretionary—17.0%
1-800-Flowers.com, Inc., Class A*	63,675	$502,396
2U, Inc.*,1	63,103	1,122,602
BJ’s Restaurants, Inc.*	9,335	413,447
Bravo Brio Restaurant Group, Inc.*	10,976	144,334
Bridgepoint Education, Inc.*	68,702	678,089
Build-A-Bear Workshop, Inc.*	5,800	119,596
Carmike Cinemas, Inc.*	14,200	392,914
Citi Trends, Inc.*	15,300	350,217
Culp, Inc.	11,600	233,044
Delta Apparel, Inc.*	41,600	384,800
Destination Maternity Corp.	54,585	835,696
Destination XL Group, Inc.*	216,720	1,100,938
Famous Dave’s of America, Inc.*	4,425	133,945
Frisch’s Restaurants, Inc.	4,000	110,800
Grand Canyon Education, Inc.*	27,700	1,213,814
The Habit Restaurants, Inc., Class A*,1	23,069	761,277
Harte-Hanks, Inc.	34,200	248,634
Haverty Furniture Cos., Inc.	10,550	257,737
Hooker Furniture Corp.	13,085	236,053
iRobot Corp.*,1	19,007	599,671
Jason Industries, Inc.*	32,700	262,908
Johnson Outdoors, Inc., Class A	3,925	117,750
Kirkland’s, Inc.*	10,700	248,989
Kona Grill, Inc.*	89,366	2,100,101
LGI Homes, Inc.*,1	23,473	309,139
Libbey, Inc.	52,100	1,704,191
Liberty Tax, Inc.*,1	6,500	234,000
LifeLock, Inc.*	37,464	556,340
Lifetime Brands, Inc.	21,600	340,848
M/I Homes, Inc.*	16,877	348,341
Malibu Boats, Inc., Class A*	54,448	1,188,055
The Marcus Corp.	24,325	458,770
MarineMax, Inc.*	68,348	1,743,558
Papa Murphy’s Holdings, Inc.*	29,200	388,068
Performance Sports Group, Ltd.*	10,000	185,000
Red Robin Gourmet Burgers, Inc.*	19,637	1,521,867

	Shares	Value
Rentrak Corp.*	24,823	$1,909,634
Rocky Brands, Inc.	8,025	110,023
Ruth’s Hospitality Group, Inc.	23,900	347,028
Saga Communications, Inc., Class A	2,900	117,943
Sequential Brands Group, Inc.*,1	52,967	548,208
Smith & Wesson Holding Corp.*	76,900	945,870
SodaStream International, Ltd.*	6,600	119,196
Spartan Motors, Inc.	22,300	116,183
Stein Mart, Inc.	16,500	227,040
Stoneridge, Inc.*	28,700	362,194
Strattec Security Corp.	2,300	144,900
Summer Infant, Inc.*	41,500	127,820
Tandy Leather Factory, Inc.	99,200	847,168
Tower International, Inc.*	9,200	217,764
Unifi, Inc.*	8,100	261,063
Universal Electronics, Inc.*	47,400	3,021,276
West Marine, Inc.*	27,300	327,600
ZAGG, Inc.*	118,200	712,746
Zoe’s Kitchen, Inc.*,1	33,499	1,036,459
Total Consumer Discretionary		33,048,044
Consumer Staples—2.1%
The Chefs’ Warehouse, Inc.*	27,633	591,070
Craft Brew Alliance, Inc.*	25,300	301,070
Diplomat Pharmacy, Inc.*	23,149	568,771
Farmer Bros. Co.*	11,900	355,929
John B Sanfilippo & Son, Inc.	16,600	605,402
Natural Grocers by Vitamin Cottage, Inc.*	23,332	718,626
Nature’s Sunshine Products, Inc.	8,000	110,640
Omega Protein Corp.*	23,800	250,852
The Pantry, Inc.*	16,375	604,238
Total Consumer Staples		4,106,598
Energy—2.1%
Abraxas Petroleum Corp.*	35,500	105,080
Callon Petroleum Co.*	50,000	272,500
Dawson Geophysical Co.	46,400	500,656
Emerald Oil, Inc.*	75,800	62,383
Geospace Technologies Corp.*	12,600	302,148
Gulf Island Fabrication, Inc.	22,891	379,304

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy—2.1% (continued)
Gulfport Energy Corp.*	23,800	$916,062
Panhandle Oil and Gas, Inc., Class A	10,400	217,776
RigNet, Inc.*	7,389	252,852
Ring Energy, Inc.*,1	57,100	520,752
Synergy Resources Corp.*	40,200	491,646
TGC Industries, Inc.*	48,981	97,962
Total Energy		4,119,121
Financials—11.7%
AMERISAFE, Inc.	29,800	1,212,860
Arrow Financial Corp.[1]	13,086	334,609
Asta Funding, Inc.*	48,800	414,312
Atlas Financial Holdings, Inc.*	45,200	754,840
Blue Capital Reinsurance Holdings, Ltd.	7,000	122,500
Boston Private Financial Holdings, Inc.	32,100	353,100
CoBiz Financial, Inc.	80,400	876,360
Compass Diversified Holdings	99,200	1,607,040
Crawford & Co., Class B	24,600	230,010
CyrusOne, Inc.	10,662	299,069
Diamond Hill Investment Group, Inc.	2,600	338,156
Farmland Partners, Inc.	11,100	118,326
FBR & Co.*	17,300	387,866
Financial Institutions, Inc.	20,275	446,658
First Bancorp[1]	13,200	219,120
First Community Bancshares, Inc.	14,900	233,781
First Connecticut Bancorp, Inc.	7,500	110,625
First Defiance Financial Corp.	7,800	237,588
Flushing Financial Corp.	25,150	455,215
Gain Capital Holdings, Inc.	42,100	343,115
Gramercy Property Trust, Inc.	80,100	554,292
Hallmark Financial Services, Inc.*	10,300	113,712
Heritage Commerce Corp.	13,700	114,532
Heritage Financial Corp.	28,747	446,153
Heritage Financial Group, Inc.	5,500	131,835
HFF, Inc., Class A	19,641	667,205
Independence Realty Trust, Inc.	49,400	470,288
JMP Group LLC	15,500	118,265
LaSalle Hotel Properties	25,800	1,043,868
MainSource Financial Group, Inc.	12,800	245,760
Manning & Napier, Inc.	31,000	332,010

	Shares	Value
Marcus & Millichap, Inc.*	35,676	$1,222,973
Metro Bancorp, Inc.	13,800	351,348
MidWestOne Financial Group, Inc.	4,100	114,882
National Interstate Corp.	4,600	118,542
Noah Holdings, Ltd., ADR*,1	27,152	506,928
Northrim BanCorp, Inc.	38,126	790,352
OceanFirst Financial Corp.	27,750	449,551
On Deck Capital, Inc.*	29,500	444,860
One Liberty Properties, Inc.[1]	13,600	333,336
Oppenheimer Holdings, Inc., Class A	25,400	501,650
Orrstown Financial Services, Inc.*	7,300	126,655
Pacific Continental Corp.	17,700	223,728
Peoples Bancorp, Inc.	14,100	322,185
Physicians Realty Trust	15,000	264,600
Piper Jaffray Cos.*	9,887	504,731
Silvercrest Asset Management Group, Inc., Class A	14,726	207,637
Square 1 Financial, Inc., Class A*	19,874	462,269
Stock Yards Bancorp, Inc.	14,490	446,292
Territorial Bancorp, Inc.	11,225	244,032
Trico Bancshares	19,300	450,655
Univest Corp. of Pennsylvania	17,700	327,804
Washington Trust Bancorp, Inc.	9,475	346,975
West Bancorporation, Inc.	7,225	118,201
Whitestone REIT	35,600	558,564
Total Financials		22,771,820
Health Care—22.1%
AAC Holdings, Inc.*	37,959	968,713
Acceleron Pharma, Inc.*,1	15,051	594,063
Addus HomeCare Corp.*	10,500	232,890
Adeptus Health, Inc., Class A*,1	17,410	547,545
Albany Molecular Research, Inc.*,1	6,800	111,044
Alder Biopharmaceuticals, Inc.*	16,775	454,267
AMN Healthcare Services, Inc.*	37,694	709,401
Anacor Pharmaceuticals, Inc.*,1	15,965	600,284
Anika Therapeutics, Inc.*	8,600	336,948
AtriCure, Inc.*	66,945	1,328,189
Avalanche Biotechnologies, Inc.*	10,713	425,092
BioDelivery Sciences International, Inc.*,1	36,393	476,748
BioScrip, Inc.*,1	128,900	741,175
Bluebird Bio, Inc.*	8,091	751,735
Cardiovascular Systems, Inc.*	58,380	1,990,174

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—22.1% (continued)
Cempra, Inc.*	18,836	$522,511
Chimerix, Inc.*	17,366	696,550
Cross Country Healthcare, Inc.*	23,600	241,428
Depomed, Inc.*	78,113	1,427,125
Entellus Medical, Inc.*	41,868	903,930
Epizyme, Inc.*,1	11,851	226,828
Exactech, Inc.*	61,000	1,268,190
ExamWorks Group, Inc.*	12,825	474,012
Fluidigm Corp.*	61,803	2,381,269
Foundation Medicine, Inc.*	10,366	494,044
Harvard Bioscience, Inc.*	49,000	255,290
HealthEquity, Inc.*	45,169	938,160
Heska Corp.*	7,300	145,197
Icad, Inc.*	40,900	325,155
Imprivata, Inc.*,1	28,000	376,040
Infinity Pharmaceuticals, Inc.*	24,100	372,104
Inogen, Inc.*	38,184	1,168,430
Intersect ENT, Inc.*	34,543	727,821
K2M Group Holdings, Inc.*	61,581	1,163,881
Karyopharm Therapeutics, Inc.*,1	10,762	285,516
Kite Pharma, Inc.*,1	9,026	606,096
LDR Holding Corp.*	42,277	1,415,011
MiMedx Group, Inc.*,1	59,358	484,065
NanoString Technologies, Inc.*	31,950	401,292
Nevro Corp.*	11,632	529,954
NxStage Medical, Inc.*	47,921	857,307
Pacific Biosciences of California, Inc.*	36,200	291,048
Progenics Pharmaceuticals, Inc.*,1	68,914	412,106
ProQR Therapeutics N.V.*,1	16,237	326,039
The Providence Service Corp.*	13,000	507,000
PTC Therapeutics, Inc.*	14,179	778,569
Receptos, Inc.*	6,803	749,486
Regulus Therapeutics, Inc.*,1	33,974	650,602
Repligen Corp.*	33,372	810,606
RTI Surgical, Inc.*	47,600	212,296
Sage Therapeutics, Inc.*,1	16,461	664,860
Sangamo BioSciences, Inc.*	6,404	81,907
Sientra, Inc.*	17,969	270,254
Spark Therapeutics, Inc.*	12,712	635,600
The Spectranetics Corp.*	18,697	611,579

	Shares	Value
Streamline Health Solutions, Inc.*	102,300	$411,246
SurModics, Inc.*	58,000	1,329,360
Symmetry Surgical, Inc.*	11,775	84,780
TESARO, Inc.*,1	18,585	747,675
U.S. Physical Therapy, Inc.	40,776	1,581,701
Ultragenyx Pharmaceutical, Inc.*	11,765	683,546
Utah Medical Products, Inc.	2,100	119,049
Vascular Solutions, Inc.*	15,400	419,804
Verastem, Inc.*,1	55,511	405,230
Zeltiq Aesthetics, Inc.*	32,032	1,031,751
Total Health Care		42,771,568
Industrials—17.0%
Acacia Research Corp.[1]	15,400	192,808
ACCO Brands Corp.*	121,400	961,488
Aceto Corp.	16,100	312,340
Air Transport Services Group, Inc.*	39,600	329,868
Alamo Group, Inc.	9,959	448,653
Ameresco, Inc., Class A*	30,200	176,066
Apogee Enterprises, Inc.	21,154	915,122
Astronics Corp.*	21,673	1,206,983
AZZ, Inc.	38,600	1,628,534
Barrett Business Services, Inc.	10,500	321,825
Columbus McKinnon Corp.	88,600	2,219,430
Covenant Transportation Group, Inc., Class A*	47,307	1,338,788
CRA International, Inc.*	11,850	349,930
CTPartners Executive Search, Inc.*	17,241	94,481
Ducommun, Inc.*	29,400	763,518
Dynamic Materials Corp.	14,200	201,072
Echo Global Logistics, Inc.*	23,780	627,792
Ennis, Inc.	96,450	1,286,643
Enphase Energy, Inc.*,1	21,067	261,020
FreightCar America, Inc.	16,700	389,778
Furmanite Corp.*	59,900	439,067
Gibraltar Industries, Inc.*	15,075	228,235
Global Power Equipment Group, Inc.	18,000	221,940
GP Strategies Corp.*	31,100	1,038,118
Graham Corp.	23,604	488,367
The Greenbrier Cos., Inc.[1]	26,300	1,365,759
H&E Equipment Services, Inc.	12,200	213,988
Hudson Technologies, Inc.*	135,000	454,950
Hurco Cos., Inc.	3,100	108,748

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—17.0% (continued)
Insperity, Inc.	15,575	$653,215
Interface, Inc.	35,300	554,563
The KEYW Holding Corp.*	45,700	406,273
Kimball International, Inc., Class B	12,600	109,242
LB Foster Co., Class A	9,650	457,506
Lydall, Inc.*	12,000	330,600
Marten Transport, Ltd.	45,237	925,096
Mistras Group, Inc.*	15,000	301,500
Neff Corp., Class A*	50,708	469,556
NN, Inc.	53,950	1,243,547
Northwest Pipe Co.*	13,600	325,448
Old Dominion Freight Line, Inc.*	15,725	1,102,637
Orion Marine Group, Inc.*	44,600	407,198
PAM Transportation Services, Inc.*	2,400	138,960
Patrick Industries, Inc.*,1	20,500	881,500
Paylocity Holding Corp.*,1	25,767	607,071
Performant Financial Corp.*	21,100	104,656
PGT, Inc.*	64,100	550,619
Power Solutions International, Inc.*	10,438	461,568
Quality Distribution, Inc.*	20,300	169,302
Radiant Logistics, Inc.*	29,300	140,933
Sparton Corp.*	42,200	990,856
Sun Hydraulics Corp.	23,450	849,828
TASER International, Inc.*,1	31,550	852,165
Trex Co., Inc.*	20,128	856,044
US Ecology, Inc.	8,938	370,569
VSE Corp.	1,900	137,503
Total Industrials		32,983,266
Information Technology—19.8%
Actua Corp.*	54,091	870,865
Ambarella, Inc.*	17,124	947,128
Amber Road, Inc.*	42,963	408,578
American Software, Inc., Class A	38,950	322,895
Aspen Technology, Inc.*	7,700	272,157
Bazaarvoice, Inc.*,1	42,600	354,006
Bel Fuse, Inc., Class B	8,500	199,920
Benefitfocus, Inc.*,1	27,524	665,805
Callidus Software, Inc.*	38,335	573,108
Ciber, Inc.*	113,900	367,897
Computer Task Group, Inc.	38,150	308,633

	Shares	Value
comScore, Inc.*	28,225	$1,173,031
Constant Contact, Inc.*	19,091	722,022
Control4 Corp.*,1	23,452	356,001
Cray, Inc.*,1	16,020	520,490
CTS Corp.	26,900	430,400
CYREN, Ltd.*	172,400	412,036
Datalink Corp.*	17,700	201,072
Digi International, Inc.*	28,783	274,878
Dot Hill Systems Corp.*	54,100	225,597
Ellie Mae, Inc.*	22,255	984,562
ePlus, Inc.*	3,300	222,552
Evolving Systems, Inc.	11,700	104,715
FARO Technologies, Inc.*	22,656	1,254,010
Glu Mobile, Inc.*	163,400	573,534
GSI Group, Inc.*	72,300	955,806
The Hackett Group, Inc.	25,000	189,500
Hortonworks, Inc.*,1	11,656	246,991
Information Services Group, Inc.	59,600	239,592
Inphi Corp.*	75,501	1,479,819
Integrated Silicon Solution, Inc.	67,420	1,084,114
Interactive Intelligence Group, Inc.*	31,100	1,261,416
IXYS Corp.	38,012	429,536
Lionbridge Technologies, Inc.*	90,500	450,690
LivePerson, Inc.*	15,115	161,730
Luxoft Holding, Inc.*	7,525	293,625
Marchex, Inc., Class B	32,500	123,825
Marketo, Inc.*,1	12,929	445,145
Materialise N.V., ADR*,1	55,306	485,034
Mavenir Systems, Inc.*,1	48,049	575,147
NCI, Inc., Class A*	20,100	247,632
NIC, Inc.	39,800	653,516
PC Connection, Inc.	19,546	464,218
PC-Tel, Inc.	28,100	235,759
PFSweb, Inc.*	11,000	128,920
Q2 Holdings, Inc.*	24,719	441,976
QAD, Inc., Class A	6,000	116,040
Qualys, Inc.*	53,435	2,031,599
Reis, Inc.	7,742	174,195
The Rubicon Project, Inc.*	75,177	1,107,357
Ruckus Wireless, Inc.*	37,884	401,192
Sapiens International Corp. N.V.*	57,000	365,940
ShoreTel, Inc.*	28,400	201,072

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—19.8% (continued)
Sierra Wireless, Inc.*,1	12,009	$433,645
SPS Commerce, Inc.*	11,775	698,258
TechTarget, Inc.*	72,227	798,108
Tessco Technologies, Inc.	48,500	1,098,525
Textura Corp.*	20,498	511,220
TrueCar, Inc.*,1	29,318	515,410
TubeMogul, Inc.*	25,900	393,162
Tucows, Inc., Class A*	6,600	116,028
Tyler Technologies, Inc.*	18,500	1,962,480
Ultra Clean Holdings, Inc.*	63,800	561,440
Varonis Systems, Inc.*,1	29,045	957,614
Violin Memory, Inc.*,1	69,364	266,358
Virtusa Corp.*	23,310	873,193
Vishay Precision Group, Inc.*	66,150	1,100,736
Wix.com, Ltd.*,1	975	19,285
Xplore Technologies Corp.*	900	5,877
Yodlee, Inc.*,1	28,849	265,988
Total Information Technology		38,314,605
Materials—2.6%
Flotek Industries, Inc.*	15,347	248,161
FutureFuel Corp.	15,600	171,444
Koppers Holdings, Inc.	29,200	530,272
Landec Corp.*	63,900	816,003
Materion Corp.	15,825	521,434
Myers Industries, Inc.	21,400	356,310
OMNOVA Solutions, Inc.*	178,700	1,225,882
UFP Technologies, Inc.*	5,325	118,641
Universal Stainless & Alloy Products, Inc.*	46,000	1,025,340
Total Materials		5,013,487
Telecommunication Services—1.6%
8x8, Inc.*	93,271	719,119
IDT Corp., Class B	21,000	448,560
inContact, Inc.*	68,363	585,871
Premiere Global Services, Inc.*	55,500	490,620
Shenandoah Telecommunications Co.	15,300	454,563
Towerstream Corp.*	190,829	423,640
Total Telecommunication Services		3,122,373
Utilities—0.9%
Chesapeake Utilities Corp.	8,962	436,987

	Shares	Value
Connecticut Water Service, Inc.	6,700	$240,932
Middlesex Water Co.	10,500	229,635
Unitil Corp.	21,000	784,560
Total Utilities		1,692,114
Total Common Stocks (cost $146,189,177)		187,942,996
Exchange Traded Funds—0.2%
SPDR S&P Regional Banking ETF[1] (cost $250,803)	8,500	313,225
Rights—0.0%#
Providence Service Rights,* (cost $0)	537	—
Warrants—0.0%#
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments—10.1%
Repurchase Agreements—6.7%[2]
Citigroup Global Markets, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $3,086,826 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.000%, 01/12/18—02/15/50, totaling $3,148,541)	$3,086,805	3,086,805
Daiwa Capital Markets America, dated 01/30/15, due 02/02/15, 0.100%, total to be received $3,086,831 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 06/01/17—03/01/48, totaling $3,148,541)	3,086,805	3,086,805
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/30/15, due 02/02/15, 0.070%, total to be received $1,463,826 (collateralized by various U.S. Government Agency Obligations, 0.000%—5.375%, 07/30/15—09/20/44, totaling $1,493,094)	1,463,817	1,463,817
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $3,086,826 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $3,148,541)	3,086,805	3,086,805
State of Wisconsin Investment Board, dated 01/30/15, due 02/02/15, 0.150%, total to be received $2,272,845 (collateralized by various U.S. Government Agency Obligations, 0.125%—2.500%, 04/15/16—01/15/29, totaling $2,318,315)	2,272,817	2,272,817
Total Repurchase Agreements		12,997,049

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—3.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,538,589	$6,538,589
Total Short-Term Investments (cost $19,535,638)		19,535,638

Value
Total Investments—107.2% (cost $165,975,654)	$207,791,859
Other Assets, less Liabilities—(7.2)%	(13,912,923)
Net Assets—100.0%	$193,878,936

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks—0.9%
Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary) (cost $3,540,169)	44,990	$3,237,930
REITs—96.8%
Apartments—17.2%
AvalonBay Communities, Inc.	74,470	12,882,565
Camden Property Trust	34,090	2,626,634
Equity Residential	144,450	11,210,764
Essex Property Trust, Inc.	72,460	16,379,583
Mid-America Apartment Communities, Inc.	52,780	4,186,510
UDR, Inc.	418,300	13,912,658
Total Apartments		61,198,714
Diversified—11.2%
Digital Realty Trust, Inc.	53,030	3,868,008
Duke Realty Corp.	235,940	5,150,570
Liberty Property Trust	204,340	8,234,902
PS Business Parks, Inc.	52,600	4,424,186
Retail Properties of America, Inc., Class A	132,365	2,341,537
Vornado Realty Trust	112,900	12,468,676
Washington Real Estate Investment Trust	122,590	3,519,559
Total Diversified		40,007,438
Health Care—9.6%
Aviv REIT, Inc.	49,670	1,953,521
Health Care REIT, Inc.	162,360	13,305,402
National Health Investors, Inc.	42,150	3,151,134
Physicians Realty Trust	85,864	1,514,641
Ventas, Inc.	181,520	14,487,111
Total Health Care		34,411,809
Hotels—6.9%
Chesapeake Lodging Trust	66,090	2,426,825
Host Hotels & Resorts, Inc.	470,630	10,772,721
Pebblebrook Hotel Trust	36,580	1,698,775
Strategic Hotels & Resorts, Inc.*	308,980	4,146,512
Sunstone Hotel Investors, Inc.	316,540	5,397,007
Total Hotels		24,441,840
Office Properties—17.3%
Alexandria Real Estate Equities, Inc.	21,690	2,115,209
Boston Properties, Inc.	103,760	14,401,888
Brandywine Realty Trust	347,740	5,775,961
Empire State Realty Trust, Inc., Class A	154,980	2,820,636
Equity Commonwealth	120,590	3,177,546

	Shares	Value
Highwoods Properties, Inc.	108,460	$5,097,620
Hudson Pacific Properties, Inc.	283,260	9,163,461
Kilroy Realty Corp.	88,270	6,545,221
Mack-Cali Realty Corp.	41,070	801,276
Paramount Group, Inc.*	83,610	1,617,854
Parkway Properties, Inc.	166,210	3,041,643
SL Green Realty Corp.	56,630	7,135,380
Total Office Properties		61,693,695
Regional Malls—13.3%
CBL & Associates Properties, Inc.	172,600	3,559,012
General Growth Properties, Inc.	518,360	15,644,105
Simon Property Group, Inc.	132,500	26,322,450
Tanger Factory Outlet Centers, Inc.	45,280	1,781,768
Total Regional Malls		47,307,335
Shopping Centers—9.1%
Acadia Realty Trust	22,240	804,866
DDR Corp.	271,690	5,325,124
Excel Trust, Inc.	75,450	1,059,318
Federal Realty Investment Trust	20,860	2,999,042
Kimco Realty Corp.	189,050	5,227,232
Kite Realty Group Trust	63,940	1,954,006
Ramco-Gershenson Properties Trust	180,580	3,533,951
Regency Centers Corp.	54,160	3,713,210
Retail Opportunity Investments Corp.	242,300	4,281,441
Urban Edge Properties*	150,390	3,570,259
Total Shopping Centers		32,468,449
Storage—7.0%
CubeSmart	96,400	2,375,296
Extra Space Storage, Inc.	45,730	3,018,180
Public Storage	74,620	14,986,681
Sovran Self Storage, Inc.	49,380	4,678,755
Total Storage		25,058,912
Warehouse/Industrials—5.2%
CyrusOne, Inc.	113,380	3,180,309
Prologis, Inc.	291,080	13,139,351
Rexford Industrial Realty, Inc.	134,763	2,158,903
Total Warehouse/Industrials		18,478,563
Total REITs
(cost $279,478,069)		345,066,755

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $7,300,929)	7,300,929	$7,300,929

Value
Total Investments—99.7% (cost $290,319,167)	$355,605,614
Other Assets, less Liabilities—0.3%	1,004,431
Net Assets—100.0%	$356,610,045

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$52,205,250	$20,889,543	$(675,786)	$20,213,757
AMG FQ U.S. Equity Fund	61,262,758	8,561,458	(1,617,808)	6,943,650
AMG FQ Global Alternatives Fund	42,283,867	3,492,955	—	3,492,955
AMG FQ Global Risk-Balanced Fund	84,814,834	1,302,906	(5,416,697)	(4,113,791)
AMG Frontier Small Cap Growth Fund	27,926,098	10,998,887	(918,876)	10,080,011
AMG TimesSquare All Cap Growth Fund	29,510,451	5,932,746	(477,023)	5,455,723
AMG Managers Emerging Opportunities Fund	169,181,749	47,280,431	(8,670,321)	38,610,110
AMG Managers Real Estate Securities Fund	291,965,405	63,970,016	(329,807)	63,640,209

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,621,278	2.3%
AMG FQ U.S. Equity Fund	484,628	0.7%
AMG FQ Global Risk-Balanced Fund	2,617,017	3.4%
AMG Frontier Small Cap Growth Fund	3,350,689	9.7%
AMG TimesSquare All Cap Growth Fund	772,020	2.3%
AMG Managers Emerging Opportunities Fund	12,317,783	6.4%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the January 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of this security is held as collateral for options written.
[5]	Represents yield to maturity at January 31, 2015.
[6]	Some or all of these securities were held with brokers as collateral for futures contracts as of January 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Alternatives Fund	$35,602,728	73.4%
AMG FQ Global Risk-Balanced Fund	8,999,640	11.7%

Notes to Schedules of Portfolio Investments (continued)

As of January 31, 2015, the securities in AMG Managers Real Estate Securities Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks and REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of January 31, 2015:

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$69,226,319	—	—	$69,226,319
Short-Term Investments
Repurchase Agreements	—	$1,747,056	—	1,747,056
Other Investment Companies	1,445,632	—	—	1,445,632

Total Investments in Securities	$70,671,951	$1,747,056	—	$72,419,007

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$65,718,965	—	—	$65,718,965
Purchased Options	855,780	—	—	855,780
Short-Term Investments
Repurchase Agreements	—	$530,196	—	530,196
Other Investment Companies	1,101,467	—	—	1,101,467

Total Investments in Securities	$67,676,212	$530,196	—	$68,206,408

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(711,881)	—	—	$(711,881)

Total Financial Derivative Instruments	$(711,881)	—	—	$(711,881)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$8,580,800	—	—	$8,580,800
U.S. Government Obligations††††	—	$35,602,728	—	35,602,728
Other Investment Companies	1,593,294	—	—	1,593,294

Total Investments in Securities	$10,174,094	$35,602,728	—	$45,776,822

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$16,146,553	—	$16,146,553
Equity Contracts	$494,483	—	—	494,483
Interest Rate Contracts	686,725	—	—	686,725

	1,181,208	16,146,553	—	17,327,761

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(19,196,160)	—	(19,196,160)
Equity Contracts	(793,972)	—	—	(793,972)
Interest Rate Contracts	(879,685)	—	—	(879,685)

	(1,673,657)	(19,196,160)	—	(20,869,817)

Total Financial Derivative Instruments	$(492,449)	$(3,049,607)	—	$(3,542,056)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$42,132,867	—	—	$42,132,867
Exchange Traded Notes†††	8,293,824	—	—	8,293,824
U.S. Government Obligations††††	—	$8,999,640	—	8,999,640
Purchased Options	730,279	—	—	730,279
Short-Term Investments
Repurchase Agreements	—	2,668,348	—	2,668,348
Other Investment Companies	17,876,085	—	—	17,876,085

Total Investments in Securities	$69,033,055	$11,667,988	—	$80,701,043

Financial Derivative Instruments-Assets††
Equity Contracts	$1,656,119	—	—	$1,656,119
Interest Rate Contracts	2,233,711	—	—	2,233,711

	3,889,830	—	—	3,889,830

Financial Derivative Instruments-Liabilities††
Equity Contracts	(769,886)	—	—	(769,886)

Total Financial Derivative Instruments	$3,119,944	—	—	$3,119,944

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$34,397,889	—	—	$34,397,889
Short-Term Investments
Repurchase Agreements	—	$3,529,061	—	3,529,061
Other Investment Companies	79,159	—	—	79,159

Total Investments in Securities	$34,477,048	$3,529,061	—	$38,006,109

	Quoted Prices
	in Active Markets	Significant	Significant
	for Identical Investments	Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$33,280,417	—	—	$33,280,417
Short-Term Investments
Repurchase Agreements	—	$760,898	—	760,898
Other Investment Companies	924,859	—	—	924,859

Total Investments in Securities	$34,205,276	$760,898	—	$34,966,174

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices		Significant
	in Active Markets	Significant	Unobservable
	for Identical Investments	Other Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$187,942,996	—	—	$187,942,996
Exchange Traded Funds†††	313,225	—	—	313,225
Rights	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	$12,997,049	—	12,997,049
Other Investment Companies	6,538,589	—	—	6,538,589

Total Investments in Securities	$194,794,810	$12,997,049	—	$207,791,859

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedules of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to respective Schedule of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to respective Schedule of Portfolio Investments.

As of January 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

At January 31, 2015, the following Funds had open written options:

AMG FQ U.S. Equity Fund—Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,140	04/17/15	88	$87,868	$25,388
S&P 500 Index (Call)	2,175	06/19/15	87	119,930	18,140
S&P 500 Index (Call)	2,180	02/20/15	92	64,262	61,686
S&P 500 Index (Call)	2,190	03/20/15	67	60,199	54,839
S&P 500 Index (Put)	1,675	06/19/15	87	226,069	21,619
S&P 500 Index (Put)	1,750	04/17/15	88	167,068	10,428
S&P 500 Index (Put)	1,825	03/20/15	67	113,800	(4,455)
S&P 500 Index (Put)	1,840	02/20/15	92	105,662	48,438

			Totals	$944,858	$236,083

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund—Written Option Contracts

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
EURO STOXX 50 (Call)	3,275	03/20/15	4	$1,232	$(5,647)
EURO STOXX 50 (Call)	3,400	02/20/15	96	19,003	(27,752)
EURO STOXX 50 (Call)	3,500	03/20/15	13	2,963	(2,766)
EURO STOXX 50 (Call)	3,500	06/19/15	7	2,405	(3,377)
EURO STOXX 50 (Call)	3,550	06/19/15	49	15,212	(16,847)
EURO STOXX 50 (Call)	3,600	06/19/15	49	11,674	(13,298)
EURO STOXX 50 (Call)	3,675	03/20/15	97	11,787	3,785
EURO STOXX 50 (Put)	2,450	03/20/15	4	2,025	1,867
EURO STOXX 50 (Put)	2,550	06/19/15	105	57,532	27,277
EURO STOXX 50 (Put)	2,700	03/20/15	13	4,222	3,032
EURO STOXX 50 (Put)	2,750	02/20/15	96	30,151	27,439
EURO STOXX 50 (Put)	2,975	03/20/15	97	23,033	(2,068)
S&P 500 Index (Call)	2,140	04/17/15	114	102,360	21,420
S&P 500 Index (Call)	2,180	02/20/15	85	59,321	56,941
S&P 500 Index (Call)	2,190	03/20/15	65	55,763	50,563
S&P 500 Index (Put)	1,750	04/17/15	114	227,760	24,840
S&P 500 Index (Put)	1,825	03/20/15	65	110,363	(4,362)
S&P 500 Index (Put)	1,840	02/20/15	85	93,321	40,451

			Totals	$830,127	$181,498

Notes to Schedules of Portfolio Investments (continued)

Transactions in written put and call options for the period ended January 31, 2015, were as follows:

AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2014	684	$694,579
Options written	842	1,189,357
Options exercised/expired/closed	(858)	(939,078)

Options outstanding at January 31, 2015	668	$944,858

AMG FQ Global Risk-Balanced Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2014	1,420	$939,802
Options written	1,504	1,074,069
Options exercised/expired/closed	(1,766)	(1,183,744)

Options outstanding at January 31, 2015	1,158	$830,127

At January 31, 2015, the following Funds had open futures contracts:

AMG FQ US Equity Fund—Future Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized gain
S&P 500 E-Mini Index	2	Long	03/20/15	$(3,106)

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Alternatives Fund—Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10 Year Mini Japanese Government Bond	JPY	2	Short	03/10/15	$(819)
Amsterdam Index	EUR	79	Short	02/20/15	(335,033)
Australia 10-Year Bond	AUD	94	Short	03/17/15	(315,310)
Australian SPI 200 Index	AUD	16	Long	03/20/15	19,213
CAC40 Index	EUR	29	Short	02/23/15	9,182
Canadian 10-Year Bond	CAD	70	Short	03/31/15	(256,198)
Dax Index	EUR	40	Short	03/20/15	(270,867)
Euro-Bund 10-Year	EUR	27	Short	03/10/15	(186,820)
FTSE 100 Index	GBP	65	Short	03/23/15	(188,072)
FTSE/MIB Index	EUR	29	Long	03/20/15	17,204
Hang Seng Index	HKD	3	Short	02/27/15	4,049
IBEX 35 Index	EUR	72	Long	02/23/15	95,514
S&P 500 E-Mini Index	USD	18	Short	03/20/15	64,849
S&P/TSX 60 Index	CAD	58	Long	03/20/15	170,728
TOPIX Index	JPY	48	Long	03/13/15	113,744
U.K. 10-Year Gilt	GBP	18	Short	03/31/15	(120,538)
U.S. Treasury 10-Year Bond	USD	159	Long	03/31/15	686,725

				Total	$(492,449)

AMG FQ Global Risk-Balanced Fund—Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	20	Long	02/20/15	$126,068
Australia 10-Year Bond	AUD	69	Long	03/17/15	260,345
Australian SPI 200 Index	AUD	35	Long	03/20/15	287,342
CAC40 Index	EUR	36	Long	02/23/15 to 03/23/15	196,800
Canadian 10-Year Bond	CAD	60	Long	03/31/15	421,664
Dax Index	EUR	6	Long	03/20/15	231,273
E-Mini MSCI Index	USD	160	Long	03/20/15	117,336
Euro-Bund 30 Year	EUR	30	Long	03/10/15	646,631

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
FTSE 100 Index	GBP	26	Long	03/23/15	$187,543
FTSE/MIB Index	EUR	16	Long	03/20/15	196,086
Hang Seng Index	HKD	13	Long	02/27/15	(17,723)
IBEX 35 Index	EUR	15	Long	02/23/15	76,073
Russell 2000 Mini Index	USD	78	Long	03/20/15	30,107
S&P 500 E-Mini Index	USD	32	Long	03/20/15	(49,672)
S&P/TSX 60 Index	CAD	23	Long	03/20/15	207,491
TOPIX Index	JPY	23	Long	03/13/15	(53,862)
U.K. 10-Year Gilt	GBP	51	Long	03/31/15	487,740
U.S. Treasury Long Bond	USD	44	Long	03/31/15	417,331

				Total	$3,768,573

At January 31, 2015, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG FQ Global Alternatives Fund—Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	03/18/15	GS	$36,635,783	$38,698,726	$(2,062,943)
Australian Dollar	Long	03/18/15	MS	1,620,677	1,686,379	(65,702)
British Pound	Long	03/18/15	GS	1,314,355	1,343,358	(29,003)
British Pound	Long	03/18/15	MS	4,653,064	4,819,215	(166,151)
Canadian Dollar	Long	03/18/15	GS	10,012,853	10,839,021	(826,168)
Canadian Dollar	Long	03/18/15	MS	14,990,120	16,641,102	(1,650,982)
Euro	Long	03/18/15	GS	27,066,404	29,062,709	(1,996,305)
Euro	Long	03/18/15	MS	7,352,369	7,684,377	(332,008)
Japanese Yen	Long	03/18/15	GS	15,837,444	15,615,078	222,366
Japanese Yen	Long	03/18/15	MS	31,218,061	30,687,693	530,368
New Zealand Dollar	Long	03/18/15	GS	6,806,572	7,248,530	(441,958)
New Zealand Dollar	Long	03/18/15	MS	45,237,953	47,885,610	(2,647,657)
Norwegian Krone	Long	03/18/15	GS	12,608,197	13,732,399	(1,124,202)
Norwegian Krone	Long	03/18/15	MS	15,781,229	16,565,753	(784,524)
Singapore Dollar	Long	03/18/15	GS	8,251,940	8,513,303	(261,363)
Singapore Dollar	Long	03/18/15	MS	6,217,875	6,400,312	(182,437)

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Swedish Krona	Long	03/18/15	GS	$11,297,688	$12,084,875	$(787,187)
Swedish Krona	Long	03/18/15	MS	10,910,936	11,504,086	(593,150)
Swiss Franc	Long	03/18/15	GS	29,172,052	30,473,525	(1,301,473)
Swiss Franc	Long	03/18/15	MS	12,727,945	12,656,285	71,660
Australian Dollar	Short	03/18/15	GS	19,442,280	18,583,303	858,977
Australian Dollar	Short	03/18/15	MS	7,334,650	6,847,605	487,045
British Pound	Short	03/18/15	GS	9,690,266	9,375,377	314,889
Canadian Dollar	Short	03/18/15	GS	21,465,793	20,245,941	1,219,852
Canadian Dollar	Short	03/18/15	MS	1,525,820	1,399,037	126,783
Euro	Short	03/18/15	GS	15,679,288	15,344,881	334,407
Euro	Short	03/18/15	MS	32,417,757	30,040,551	2,377,206
Japanese Yen	Short	03/18/15	GS	8,365,345	8,499,150	(133,805)
Japanese Yen	Short	03/18/15	MS	14,436,016	14,602,916	(166,900)
New Zealand Dollar	Short	03/18/15	GS	68,656,094	64,687,868	3,968,226
New Zealand Dollar	Short	03/18/15	MS	8,855,900	8,457,720	398,180
Norwegian Krone	Short	03/18/15	GS	10,304,836	10,073,224	231,612
Norwegian Krone	Short	03/18/15	MS	7,979,704	7,689,779	289,925
Singapore Dollar	Short	03/18/15	GS	39,160,239	38,214,109	946,130
Singapore Dollar	Short	03/18/15	MS	2,882,071	2,849,061	33,010
Swedish Krona	Short	03/18/15	GS	29,396,370	26,965,371	2,430,999
Swedish Krona	Short	03/18/15	MS	10,860,811	10,147,650	713,161
Swiss Franc	Short	03/18/15	GS	23,680,674	25,468,583	(1,787,909)
Swiss Franc	Short	03/18/15	MS	15,156,555	16,419,131	(1,262,576)

			Totals	$657,003,986	$660,053,593	$(3,049,607)

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities

COUNTERPARTY ABBREVIATIONS:
MS:	Morgan Stanley
GS:	Goldman Sachs Group, Inc.

CURRENCY ABBREVIATIONS:
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-Counter

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter (“OTC”) market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and

Notes to Schedules of Portfolio Investments (continued)

certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

OPTIONS

An option is a contract that gives the buyer the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a certain date. A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC futures contracts is Morgan Stanley.

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Principal Amount†		Value
Asset-Backed Securities—9.0%
Ally Auto Receivables Trust, Series 2014-1, Class A2, 0.480%, 02/15/17		$9,364,207	$9,359,543
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.748%, 07/25/32 (02/25/15)[1]		77,398	71,997
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.068%, 06/25/35 (02/25/15)[1]		3,300,000	2,838,009
Basic Asset Backed Securities Trust, Series 2006-1, Class A3, 0.478%, 04/25/36 (02/25/15)[1]		3,886,000	3,409,114
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE5, Class 1A2, 0.348%, 06/25/47 (02/25/15)[1]		2,693,902	2,597,457
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3, 0.518%, 04/25/36 (02/25/15)[1]		2,435,991	2,401,876
Series 2006-26, Class 2A3, 0.338%, 06/25/37 (02/25/15)[1]		2,427,462	2,218,605
Series 2007-2, Class 2A2, 0.268%, 08/25/37 (02/25/15)[1]		4,163,829	4,144,450
EFS Volunteer No. 2 LLC, Series 2012-1, Class A1, 1.049%, 07/26/27 (02/25/15) (a)[1]		1,221,884	1,228,627
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.908%, 05/25/40 (02/25/15) (a)[1]		448,772	407,606
First NLC Trust, Series 2007-1, Class A1, 0.238%, 08/25/37 (02/25/15) (a)[1]		586,667	334,798
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.228%, 01/25/37 (02/25/15)[1]		35,339	17,981
GSAMP Trust, Series 2005-HE1, Class M2, 1.488%, 12/25/34 (02/25/15)[1]		2,054,957	1,514,637
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.558%, 11/25/35 (02/25/15)[1]		200,000	144,510
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A1, 0.200%, 07/15/15 (a)		1,217,688	1,217,696
JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, 0.340%, 04/25/36 (02/25/15)[1]		2,420,252	2,380,480
Lockwood Grove CLO, Ltd., Series 2014-1A, Class A1, 1.603%, 01/25/24 (07/27/15) (a)[1]		1,400,000	1,391,600
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.728%, 10/25/34 (02/25/15)[1]		55,661	52,176
Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.648%, 05/25/36 (02/25/15)[1]		2,832,000	2,545,161
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE4, Class M2, 0.638%, 07/25/35 (02/25/15)[1]		3,000,000	2,825,865
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.218%, 11/25/36 (02/25/15)[1]		10,548	5,570
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.428%, 09/25/35 (02/25/15)[1]		427,292	426,854
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class M2, 0.598%, 11/25/35 (02/25/15)[1]		3,800,000	3,344,771
Residential Asset Securities Corporation,
Series 2006-EMX2, Class A2, 0.368%, 02/25/36 (02/25/15)[1]		164,138	162,210
Series 2006-KS4, Class M1, 0.448%, 06/25/36 (02/25/15)[1]		6,000,000	4,758,066
Securitized Asset Backed Receivables LLC, Series 2007-HE1, Class A2A, 0.228%, 12/25/36 (02/25/15)[1]		423,358	156,721
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23		31,803	34,636
Series 2007-20K, Class 1, 5.510%, 11/01/27		2,173,768	2,471,351
Series 2008-10E, Class 1, 5.110%, 09/01/18		694,182	728,121
Series 2008-20I, Class 1, 5.600%, 09/01/28		5,336,663	6,009,686
Series 2009-20E, Class 1, 4.430%, 05/01/29		3,196,020	3,530,372
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 0.398%, 01/25/37 (02/25/15) (a)[1,2]		5,625,141	3,637,171
Sunrise Srl, Series 09, Class A, 0.581%, 08/27/31 (02/27/15)[1]	EUR	1,672,754	1,888,880
Total Asset-Backed Securities (cost $66,903,292)			68,256,597
Floating Rate Senior Loan Interests—0.8%
Chrysler Group LLC, 3.500%, 05/24/17 (02/01/15)[1] (cost $6,281,282)		6,267,526	6,248,372

1

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Corporate Bonds and Notes—28.9%
Financials—17.0%
Ally Financial, Inc.,
2.750%, 01/30/17		$1,000,000	$997,500
7.500%, 09/15/20		799,000	950,810
American International Group, Inc.,
5.050%, 10/01/15		200,000	205,658
6.250%, 03/15/37		800,000	920,317
Banco Popular Espanol, S.A., Series EMTN, 11.500%, 10/29/49[3,4,5]	EUR	700,000	921,511
Banco Santander Brasil, S.A., 4.500%, 04/06/15 (a)		200,000	201,000
Banco Santander, S.A., 6.250%, 09/11/49[3,4]	EUR	1,200,000	1,346,948
Bank of America Corp.,
6.500%, 08/01/16		2,800,000	3,015,479
6.500%, 07/15/18		5,000,000	5,747,145
GMTN, 6.400%, 08/28/17		3,400,000	3,797,450
Bank of America NA, 0.541%, 06/15/17 (03/16/15)[1]		3,500,000	3,454,811
BB&T Corp., MTN, 1.101%, 06/15/18 (03/15/15)[1]		3,600,000	3,640,064
BBVA Bancomer, S.A.,
4.500%, 03/10/16 (a)		500,000	518,750
6.500%, 03/10/21 (a)		900,000	1,002,150
The Bear Stearns Cos. LLC, 5.300%, 10/30/15		2,400,000	2,481,355
BPCE, S.A., 0.802%, 11/18/16 (02/18/15)[1]		7,300,000	7,314,804
CaixaBank, S.A., 3.250%, 10/05/15	EUR	700,000	807,338
Citigroup, Inc., MTN, 0.775%, 05/01/17 (05/01/15)[1]		7,500,000	7,484,197
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
0.513%, 11/23/16 (02/23/15)[1]		5,800,000	5,806,995
0.586%, 04/28/17 (04/28/15)[1,5]		2,800,000	2,798,292
Credit Agricole, S.A.,
6.500%, 04/29/49[3,4]	EUR	900,000	1,060,765
7.500%, 04/29/49[3,4]	GBP	200,000	299,986
7.875%, 01/29/49[3,4]		600,000	622,429
Credit Suisse,
GMTN, 0.724%, 05/26/17 (02/26/15)[1]		2,000,000	1,997,448
Series YCD, 0.473%, 03/17/15 (03/17/15)[1]		800,000	799,982
Ford Motor Credit Co. LLC,
1.037%, 01/17/17 (04/17/15)[1]		10,500,000	10,503,003
2.750%, 05/15/15		1,100,000	1,106,955
7.000%, 04/15/15		1,400,000	1,417,429
MTN, 0.706%, 11/08/16 (05/08/15)[1]		3,800,000	3,779,780
General Motors Financial Co., Inc., 3.150%, 01/15/20		1,200,000	1,217,533

2

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials—17.0% (continued)
The Goldman Sachs Group, Inc., 0.697%, 03/22/16 (03/23/15)[1]		$5,500,000	$5,494,330
International Lease Finance Corp.,
4.875%, 04/01/15		700,000	704,813
5.750%, 05/15/16		300,000	312,098
6.750%, 09/01/16 (a)		800,000	856,000
JPMorgan Chase & Co.,
3.150%, 07/05/16		292,000	300,846
MTN, 0.806%, 04/25/18 (04/27/15)[1]		2,000,000	1,992,592
JPMorgan Chase Bank, NA, 0.571%, 06/13/16 (03/13/15)[1]		1,300,000	1,287,888
KBC Bank NV, 8.000%, 01/25/23[3]		2,600,000	2,924,467
LBG Capital No. 1 PLC, 8.500%, 12/29/49 (a)[3,4]		400,000	426,248
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	2,160,855
Navient Corp., MTN, 6.250%, 01/25/16		300,000	311,250
OneMain Financial Holdings, Inc.,
6.750%, 12/15/19 (a)		300,000	310,875
7.250%, 12/15/21 (a)		300,000	311,250
Principal Life Global Funding II, 1.200%, 05/19/17 (a)		4,500,000	4,501,494
Qatari Diar Finance QSC, 3.500%, 07/21/15		900,000	912,375
Sberbank of Russia Via SB Capital, S.A., Series 4, 5.499%, 07/07/15		500,000	501,184
Standard Chartered PLC, 3.850%, 04/27/15 (a)		3,800,000	3,830,457
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,949,465
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	2,907,828
Sumitomo Mitsui Banking Corp., 0.625%, 05/02/17 (05/02/15)[1]		11,700,000	11,701,299
UBS AG, 7.625%, 08/17/22		2,000,000	2,390,794
UniCredit S.P.A.,
6.750%, 09/29/49[3,4]	EUR	1,400,000	1,546,592
8.000%, 04/03/49[3,4,5]		300,000	295,661
VTB Bank OJSC Via VTB Capital, S.A., 6.465%, 03/04/15 (a)[2]		1,800,000	1,797,300
Wells Fargo & Co., Series K, 7.980%, 03/29/49[3,4]		1,600,000	1,764,000
Total Financials			128,709,845
Industrials—10.6%
Apple, Inc., 2.850%, 05/06/21		200,000	210,287
BellSouth Corp., 4.182%, 04/26/15 (a), (b)[2]		10,700,000	10,777,328
BMW US Capital LLC, EMTN, 0.574%, 06/02/17 (03/02/15)[1,2]		10,600,000	10,600,127
ConAgra Foods, Inc., 0.626%, 07/21/16 (04/21/15)[1]		5,900,000	5,879,539
Covidien International Finance S.A., 1.350%, 05/29/15		5,000,000	5,014,105
Daimler Finance North America LLC, 1.300%, 07/31/15 (a)		5,800,000	5,822,289
Gazprom OAO Via Gaz Capital, S.A.,
5.092%, 11/29/15 (a)		500,000	496,250
5.875%, 06/01/15	EUR	900,000	1,018,640

3

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials—10.6% (continued)
Hellenic Railways Organization, S.A.,
4.028%, 03/17/17[2]	EUR	4,100,000	$3,474,733
Series 3BR, 4.500%, 12/06/16[2]	JPY	91,600,000	663,932
Hewlett-Packard Co., 2.350%, 03/15/15		1,300,000	1,302,805
Petrobras Global Finance BV,
1.852%, 05/20/16 (02/20/15)[1]		100,000	92,750
2.000%, 05/20/16		200,000	188,500
2.603%, 03/17/17 (03/17/15)[1]		200,000	183,000
3.250%, 03/17/17		200,000	185,008
3.500%, 02/06/17		300,000	280,125
3.875%, 01/27/16		3,500,000	3,414,600
5.875%, 03/01/18		2,300,000	2,216,027
Petroleos Mexicanos, 8.000%, 05/03/19		1,200,000	1,431,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		557,460	605,541
Rohm & Haas Co., 6.000%, 09/15/17		316,000	350,803
Schaeffler Holding Finance BV,
(5.750% Cash or 6.500% PIK), 5.750%, 11/15/21 (a)[6]	EUR	900,000	1,093,626
(6.250% Cash or 7.000% PIK), 6.250%, 11/15/19 (a)[6]		600,000	631,500
Statoil A.S.A, 0.716%, 11/08/18 (05/08/15)[1]		6,800,000	6,783,619
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19 (a)		1,100,000	1,078,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/19 (a)		200,000	203,250
6.250%, 10/15/22 (a)		600,000	612,000
Time Warner, Inc.,
3.150%, 07/15/15		4,400,000	4,452,633
5.875%, 11/15/16		1,200,000	1,301,958
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		159,514	176,455
Verizon Communications, Inc.,
1.991%, 09/14/18 (03/14/15)[1]		500,000	520,333
2.500%, 09/15/16		494,000	505,710
3.000%, 11/01/21		800,000	812,882
3.500%, 11/01/24		3,800,000	3,907,624
3.650%, 09/14/18		1,800,000	1,915,564
Xerox Business Services LLC, 5.200%, 06/01/15		2,500,000	2,535,915
Total Industrials			80,738,458
Utilities—1.3%
Constellation Energy Group, Inc., 4.550%, 06/15/15		5,600,000	5,676,899
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.,
7.375%, 11/01/22 (a)		700,000	723,625
7.625%, 11/01/24 (a)		300,000	309,375

4

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities—1.3% (continued)
Entergy Corp., 3.625%, 09/15/15		$2,200,000	$2,236,936
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	824,250
Total Utilities			9,771,085
Total Corporate Bonds and Notes (cost $219,599,498)			219,219,388
Foreign Government and Agency Obligations—4.4%
Autonomous Community of Valencia Spain Notes, EMTN, 4.375%, 07/16/15	EUR	400,000	462,055
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 3.375%, 09/26/16 (a)		400,000	403,360
Notes, 4.125%, 09/15/17 (a)	EUR	400,000	463,950
Brazil Letras do Tesouro Nacional,
Notes, 12.970%, 01/01/17[7]	BRL	3,000,000	892,692
Notes, 13.015%, 01/01/16[7]	BRL	7,500,000	2,505,138
France Government Bond OAT, 3.250%, 05/25/45	EUR	900,000	1,481,236
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.000%, 02/01/37	EUR	300,000	422,008
Bonds, 5.000%, 09/01/40	EUR	400,000	651,505
Japan Government Thirty Year Bond, Series 44, 1.700%, 09/20/44	JPY	360,000,000	3,363,242
The Korea Development Bank Notes,
3.250%, 09/20/16		800,000	827,250
4.375%, 08/10/15		3,500,000	3,565,695
Korea Housing Finance Notes, 4.125%, 12/15/15 (a)		500,000	513,915
Mexican Bonos Bonds, 8.000%, 06/11/20	MXN	41,500,000	3,207,132
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	600,000	524,371
4.000%, 06/02/21	CAD	2,200,000	2,007,528
Ontario Notes, Province of, 1.650%, 09/27/19		1,100,000	1,111,169
Quebec Bonds, Province of,
3.500%, 07/29/20		500,000	547,611
3.500%, 12/01/22	CAD	900,000	803,845
Spain Government,
Bonds, 2.750%, 10/31/24 (a)	EUR	5,100,000	6,439,597
Bonds, 4.200%, 01/31/37	EUR	200,000	299,962
Bonds, 4.700%, 07/30/41	EUR	800,000	1,301,826
Bonds, 5.150%, 10/31/44 (a)	EUR	200,000	350,701
Notes, 2.100%, 04/30/17	EUR	1,100,000	1,289,989
Total Foreign Government and Agency Obligations (cost $34,646,507)			33,435,777
Mortgage-Backed Securities—6.7%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.357%, 02/25/45 (03/25/15)[1]		372,067	372,465

5

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Mortgage-Backed Securities—6.7% (continued)
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.478%, 05/16/47 (02/16/15) (a)[1]	EUR	978,372	$1,113,352
Bank of America Funding Corp., Series 2005-D, Class A1, 2.634%, 05/25/35 (03/25/15)[1]		375,450	383,228
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A1, 2.748%, 11/25/30 (03/25/15)[1]		9,641	9,195
Series 2002-11, Class 1A1, 2.354%, 02/25/33 (03/25/15)[1]		8,474	8,176
Series 2003-1, Class 6A1, 2.504%, 04/25/33 (03/25/15)[1]		187,713	191,376
Series 2005-2, Class A1, 2.680%, 03/25/35 (03/25/15)[1]		4,382,251	4,438,075
Series 2005-2, Class A2, 2.515%, 03/25/35 (03/25/15)[1]		2,138,535	2,163,955
Series 2005-5, Class A2, 2.380%, 08/25/35 (03/25/15)[1]		4,172,745	4,207,967
Series 2005-12, Class 13A1, 5.430%, 02/25/36 (03/25/15)[1]		142,717	128,595
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.521%, 05/25/35 (03/25/15)[1]		1,044,065	1,014,413
Series 2005-7, Class 22A1, 2.644%, 09/25/35 (03/25/15)[1]		521,325	447,970
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,052,262
CIFC Funding, Ltd., Series 2012-1AR, Class A1R, 1.383%, 08/14/24 (02/17/15) (a)[1]		4,800,000	4,807,680
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.230%, 09/25/35 (03/25/15)[1]		3,070,235	3,068,457
Series 2005-11, Class A2A, 2.510%, 10/25/35 (03/25/15)[1]		198,183	196,663
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.348%, 05/25/47 (02/25/15)[1]		975,190	811,338
Countrywide Home Loans, Inc., Series 2005-HYB9, Class 3A2A, 2.313%, 02/20/36 (03/20/15)[1]		228,071	208,902
CSMC, Series 2010-18R, Class 4A4, 2.412%, 04/26/38 (a)[3]		1,200,000	1,172,563
Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.710%, 06/15/44 (03/16/15)[1]	GBP	1,599,406	2,288,307
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 4.971%, 11/25/35 (03/25/15)[1]		479,836	466,343
IndyMac INDX Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.390%, 01/25/36 (03/25/15)[1]		1,270,530	1,039,928
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,063,661	2,189,735
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.556%, 02/25/35 (03/25/15)[1]		158,934	156,110
Merrill Lynch Mortgage Investors Trust,
Series MLCC 2005-3, Class 4A, 0.418%, 11/25/35 (02/25/15)[1]		104,643	99,583
Series MLMI 2005-A10, Class A, 0.378%, 02/25/36 (02/25/15)[1]		608,246	561,977
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.448%, 12/25/35 (02/25/15)[1]		1,873,878	1,670,553
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.568%, 02/25/34 (02/25/15)[1]		74,557	70,469
Series 2004-CL1, Class 2A2, 0.568%, 02/25/19 (02/25/15)[1]		552	544
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 07/25/36		5,049,059	3,402,086
Silenus European Loan Conduit No. 25, Ltd., Class A, 0.228%, 05/15/19 (02/16/15)[1]	EUR	30,572	34,028
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 0.418%, 07/19/35 (02/19/15)[1]		529,327	509,725
Series 2006-AR3, Class 11A1, 0.378%, 04/25/36 (02/25/15)[1]		622,325	462,504
Series 2007-AR4, Class A3, 0.388%, 09/25/47 (02/25/15)[1]		3,137,919	2,505,355

6

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities—6.7% (continued)
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 0.828%, 09/19/32 (02/19/15)[1]	$181,701	$177,628
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.217%, 01/25/32 (03/25/15)[1]	10,168	9,830
Series 2006-11, Class A1, 2.599%, 10/28/35 (03/28/15) (a)[1]	235,003	226,214
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.247%, 06/15/20 (02/15/15) (a)[1]	197,187	196,408
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.314%, 11/25/42 (03/25/15)[1]	93,453	90,940
Series 2005-AR13, Class A1A1, 0.458%, 10/25/45 (02/25/15)[1]	210,196	194,240
Series 2007-OA6, Class 1A, 0.924%, 07/25/47 (03/25/15)[1]	6,332,204	5,413,211
Washington Mutual MSC Mortgage Pass-Through, Series 2002-AR1, Class 2A2, 1.770%, 02/25/31 (03/25/15)[1]	1,474	1,477
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.613%, 03/25/36[3]	960,042	959,620
Total Mortgage-Backed Securities (cost $50,611,282)		50,523,447
Municipal Bonds—5.9%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, 8.084%, 02/15/50	1,000,000	1,687,500
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, 6.486%, 05/15/49	1,000,000	1,352,380
California State General Obligation, Build America Bonds, 7.500%, 04/01/34	1,300,000	1,993,719
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,300,000	2,098,629
California State General Obligation, Build America Bonds, 7.600%, 11/01/40	1,000,000	1,633,770
California State General Obligation, Build America Bonds, 7.950%, 03/01/36	1,100,000	1,383,503
California State University Systemwide Revenue, Build America Bonds, 6.434%, 11/01/30	700,000	924,203
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, 5.944%, 07/01/40	1,000,000	1,273,740
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, 6.300%, 12/01/21	100,000	109,314
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, 6.899%, 12/01/40	1,600,000	2,120,960
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, 6.899%, 12/01/40	1,700,000	2,238,900
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, 6.820%, 07/01/45	800,000	1,236,320
Illinois Municipal Electric Agency Power Supply System Revenue, 6.832%, 02/01/35	800,000	989,184
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, 7.488%, 08/01/33	200,000	275,120
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, 7.618%, 08/01/40	300,000	450,123
Los Angeles, CA Unified School District General Obligation, Taxable Build America, 6.758%, 07/01/34	4,000,000	5,816,040
Los Angeles, CA Wastewater System Revenue, 5.713%, 06/01/39	1,000,000	1,328,970
New Jersey State Turnpike Authority Revenue, 7.102%, 01/01/41	800,000	1,208,648
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Build America Bonds, 5.724%, 06/15/42	5,000,000	7,002,900
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Build America Bonds, 5.882%, 06/15/44	700,000	1,008,749
New York Liberty Development Corp., 5.750%, 11/15/51	1,000,000	1,190,510
North Carolina Turnkpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, 6.700%, 01/01/39	900,000	1,041,444
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, 7.242%, 01/01/41	1,200,000	1,465,212

7

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds—5.9% (continued)
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, 7.043%, 04/01/50	$900,000	$1,375,740
University of California General Revenue, Taxable Build America, 6.270%, 05/15/31	2,500,000	2,863,375
University of California Medical Center Regents Revenue, 6.548%, 05/15/48	300,000	431,118
Total Municipal Bonds (cost $32,296,017)		44,500,071
U.S. Government and Agency Obligations—58.5%
Federal Home Loan Mortgage Corporation—5.1%
FHLMC,
1.250%, 10/02/19[5]	3,500,000	3,499,951
2.448%, 11/01/34 (04/15/15)[1]	843,527	908,223
2.533%, 07/01/30 (04/15/15)[1]	1,615	1,706
3.750%, 03/27/19	1,000,000	1,105,669
5.124%, 08/01/35 (04/15/15)[1]	33,394	35,360
FHLMC Gold Pool,
4.000%, TBA 30 years,[8,9]	16,000,000	17,093,126
4.500%, 06/01/23	26,846	29,045
4.500%, TBA 30 years,[8,9]	2,000,000	2,165,937
5.500%, 11/01/26 to 05/01/40	6,510,036	7,285,496
6.000%, 02/01/16 to 11/01/37	3,739,400	4,222,979
6.500%, 01/01/26	13,796	15,709
FHLMC REMICS,
0.667%, 09/15/30 (02/15/15)[1]	17,610	17,840
6.500%, 08/15/31	2,014,448	2,274,241
7.000%, 11/15/20	9,215	9,798
7.500%, 08/15/30	125,385	146,086
FHLMC Structured Pass Through Securities, 1.313%, 02/25/45 (03/25/15)[1]	98,656	104,046
Total Federal Home Loan Mortgage Corporation		38,915,212
Federal National Mortgage Association—24.9%
FNMA,
1.314%, 07/01/44 (03/25/15)[1]	105,631	107,943
2.038%, 09/01/35 (03/25/15)[1]	504,797	532,429
2.310%, 08/01/22	1,800,000	1,839,885
2.340%, 06/01/35 (03/25/15)[1]	1,421,523	1,530,776
2.870%, 09/01/27	1,100,000	1,144,392
3.000%, TBA 15 years,[8,9]	18,000,000	18,928,126
3.000%, TBA 30 years,[8,9]	4,000,000	4,126,280
3.268%, 05/01/36 (03/25/15)[1]	602,265	633,670
3.330%, 11/01/21	94,537	101,840

8

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association—24.9% (continued)
FNMA,
3.500%, TBA 15 years,[8,9]	$1,000,000	$1,060,059
3.807%, 05/01/36 (03/25/15)[1]	266,988	280,875
4.000%, 07/01/18 to 10/01/31	18,108,788	19,248,925
4.000%, TBA 30 years,[8,9]	8,000,000	8,534,844
4.500%, 03/01/18 to 05/01/42	11,399,703	12,326,294
4.500%, TBA 30 years,[8,9]	9,000,000	9,757,617
5.000%, 10/01/23 to 03/01/41	4,958,478	5,490,233
5.000%, TBA 30 years,[8,9]	45,000,000	49,695,115
5.136%, 05/01/35 (03/25/15)[1]	57,381	61,283
5.500%, 11/01/17 to 07/01/41	12,795,261	14,328,777
5.500%, TBA 30 years,[8,9]	11,000,000	12,289,922
6.000%, 05/01/16 to 05/01/41	14,815,964	16,783,859
6.000%, TBA 30 years,[8,9]	7,000,000	7,926,406
6.500%, 11/01/35	51,604	59,043
FNMA REMICS,
0.228%, 12/25/36 (02/25/15)[1]	196,818	193,104
2.194%, 05/25/35 (03/25/15)[1]	111,404	116,700
5.000%, 04/25/33	728,733	806,082
7.200%, 05/25/23	285,609	326,444
FNMA Whole Loan, 5.843%, 12/25/42[3]	180,539	210,018
Total Federal National Mortgage Association		188,440,941
Government National Mortgage Association—1.0%
GNMA,
1.625%, 03/20/24 to 11/20/29 (03/20/15)[1]	225,412	233,806
2.000%, 04/20/21 (03/20/15)[1]	3,708	3,915
5.000%, 07/15/34 to 12/15/39	5,870,309	6,483,743
6.500%, 06/20/28	334,706	375,262
6.750%, 10/16/40[3]	566,596	645,469
Total Government National Mortgage Association		7,742,195
U.S. Government Obligations—27.5%
U.S. Treasury Bonds,
2.750%, 08/15/42 to 11/15/42	8,100,000	8,928,690
3.000%, 05/15/42 to 11/15/44	6,500,000	7,530,554
3.125%, 02/15/42 to 08/15/44	21,900,000	25,987,768
3.375%, 05/15/44	900,000	1,117,898
4.250%, 05/15/39	3,000,000	4,163,202
4.375%, 11/15/39	5,600,000	7,931,874
4.500%, 08/15/39	2,400,000	3,453,000

9

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government Obligations—27.5% (continued)
U.S. Treasury Bonds,
6.125%, 08/15/29	$3,000,000	$4,578,282
U.S. Treasury Inflation Indexed Bonds,
0.750%, 02/15/42	522,445	551,098
1.375%, 02/15/44	1,013,060	1,247,884
3.625%, 04/15/28	145,977	209,739
U.S. Treasury Inflation Indexed Notes,
0.125%, 01/15/22 to 07/15/24[10]	40,437,452	41,060,098
0.625%, 07/15/21[10]	7,123,408	7,503,506
1.125%, 01/15/21[10]	8,634,560	9,299,689
1.250%, 07/15/20[10]	541,310	588,252
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	15,844,884	19,523,876
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	676,200	804,414
2.000%, 01/15/26	8,921,775	10,740,978
2.375%, 01/15/27	14,985,856	18,822,475
2.500%, 01/15/29	5,058,574	6,585,236
3.875%, 04/15/29	1,723,452	2,580,061
U.S. Treasury Notes,
0.625%, 08/31/17[10]	1,600,000	1,598,374
2.250%, 11/15/24	15,300,000	16,086,512
2.375%, 08/15/24[10]	7,400,000	7,860,768
Total U.S. Government Obligations		208,754,228
Total U.S. Government and Agency Obligations (cost $431,438,063)		443,852,576

	Contracts
Purchased Options on Exchange-Traded Futures—0.0%#
U.S. Treasury 10-Year Notes Futures (Put), Counterparty GS, Exercise Price $99.00, Expiration 02/20/15	17	266
U.S. Treasury 10-Year Notes Futures (Put), Counterparty GS, Exercise Price $100.00, Expiration 02/20/15	217	3,390
U.S. Treasury 10-Year Notes Futures (Put), Counterparty GS, Exercise Price $101.00, Expiration 02/20/15	14	219
U.S. Treasury 10-Year Notes Futures (Put), Counterparty GS, Exercise Price $103.00, Expiration 02/20/15	507	7,922
Total Purchased Options on Exchange-Traded Futures (cost $6,387)		11,797

	Notional Amount†
Purchased OTC Options—0.0%#
FNMA 4.500% (Put), Counterparty DUB, Strike Price $88.03, Expiration 03/05/2015 (cost $117)	$3,000,000	—

10

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Notional Amount†	Value
Purchased Swaptions—0.1%
1-Year Interest Rate Swap (Call), Counterparty MS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 0.800%, Expiration 01/19/16	$23,400,000	$36,906
2-Year Interest Rate Swap (Call), Counterparty GS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.100%, Expiration 01/19/16	8,000,000	33,666
2-Year Interest Rate Swap (Call), Counterparty JPM, Receive Floating 3-Month USD-LIBOR, Exercise Rate 2.100%, Expiration 01/30/18	7,800,000	111,839
2-Year Interest Rate Swap (Put), Counterparty GS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 3.205%, Expiration 01/16/20	3,900,000	34,400
3-Year Interest Rate Swap (Call), Counterparty GS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.150%, Expiration 07/20/15	8,000,000	39,984
5-Year Interest Rate Swap (Call), Counterparty MS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.500%, Expiration 01/29/16	3,900,000	43,230
10-Year Interest Rate Swap (Call), Counterparty CITI, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.750%, Expiration 07/30/15	1,900,000	27,737
10-Year Interest Rate Swap (Call), Counterparty MS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.750%, Expiration 01/29/16	3,900,000	73,466
Total Purchased Swaptions (cost $400,528)		401,228

	Principal Amount†
Short-Term Investments—6.3%
Repurchase Agreements—5.9%
Bank of Nova Scotia, dated 01/30/15, due 02/02/15, 0.600%, total to be received $1,394,130 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.250%, 03/31/15—05/20/62, totaling $1,422,013)[12]	$1,394,123	1,394,123
BNP Paribas Securities Corp., dated 01/30/15, due 02/02/15, 0.08%, total to be received $293,467 (secured by various U.S. Government Agency Obligations, 2.380%—4.000%, 09/01/25—01/20/45, totaling $299,334)[12]	293,465	293,465
BNP Paribas Securities Corp., dated 01/30/15, due 02/02/15, 0.080%, total to be received $6,400,043 (collateralized by $6,560,232 U.S. Treasury Bonds, 3.130%, 02/15/43)	6,400,000	6,400,000
BNP Paribas Securities Corp., dated 01/30/15, due 02/03/15, 0.120%, total to be received $8,700,116 (collateralized by $8,876,269 U.S. Treasury Notes, 2.000%, 01/31/16)	8,700,000	8,700,000
Citigroup Global Markets, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,394,132 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.000%, 01/12/18—02/15/50, totaling $1,422,005)[12]	1,394,123	1,394,123
Citigroup Global Markets, Inc., dated 01/30/15, due 02/02/15, 0.090%, total to be received $4,700,035 (collateralized by $4,799,590 U.S. Treasury Notes, 2.000%, 10/31/21)	4,700,000	4,700,000
Citigroup Global Markets, Inc., dated 01/30/15, due 02/03/15, 0.120%, total to be received $4,700,063 (collateralized by $4,768,592 U.S. Treasury Notes, 2.000%, 10/31/21)	4,700,000	4,700,000
Daiwa Capital Markets America, dated 01/30/15, due 02/02/15, 0.100%, total to be received $1,394,135 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 06/01/17—03/01/48, totaling $1,422,005)[12]	1,394,123	1,394,123
J.P. Morgan Securities LLC, dated 01/30/15, due 02/02/15, 0.090%, total to be received $3,600,027 (collateralized by $3,676,458 U.S. Treasury Inflation Protection Bonds, 3.880%, 04/15/29)	3,600,000	3,600,000
J.P. Morgan Securities LLC, dated 01/30/15, due 02/02/15, 0.090%, total to be received $4,000,030 (collateralized by $4,078,039 U.S. Treasury Notes, 2.380%, 08/15/24)	4,000,000	4,000,000
J.P. Morgan Securities LLC, dated 01/30/15, due 02/03/15, 0.130%, total to be received $2,400,035 (collateralized by $2,426,216 U.S. Treasury Notes, 2.380%, 08/15/24)	2,400,000	2,400,000
J.P. Morgan Securities LLC, dated 01/30/15, due 02/03/15, 0.130%, total to be received $4,800,069 (collateralized by $4,861,265 U.S. Treasury Inflation Protection Bonds, 3.880%, 04/15/29)	4,800,000	4,800,000

11

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Repurchase Agreements—5.9% (continued)
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,394,132 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/09/15—01/15/45, totaling $1,422,005)[12]	$1,394,123	$1,394,123
Total Repurchase Agreements		45,169,957

	Shares
Other Investment Companies—0.4%[13]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.060%	3,016,811	3,016,811
Total Short-Term Investments (cost $48,186,768)		48,186,768
Total Investments—120.6% (cost $890,369,741)		914,636,021
Other Assets, less Liabilities—(20.6)%		(155,944,400)
Net Assets—100.0%		$758,691,621

12

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $891,476,065 for federal income tax purposes at January 31, 2015, the aggregate gross unrealized appreciation and depreciation were $30,248,122 and $7,088,166, respectively, resulting in net unrealized appreciation of investments of $23,159,956.

#	Rounds to less than 0.1%.
†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2015, the value of these securities amounted to $68,031,694, or 9.0% of net assets.
(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security: The rate listed is as of January 31, 2015. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at January 31, 2015, amounted to $30,950,591, or 4.1% of net assets.
[3]	Variable Rate Security: The rate listed is as of January 31, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Perpetuity Bond: The date shown is the final call date.
[5]	Some or all of these securities, amounting to a market value of $5,710,656, or 0.8% of net assets, were out on loan to various brokers.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Represents yield to maturity at January 31, 2015
[8]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned
[9]	All or part of the security is delayed delivery transaction, amounting to a market value of $131,577,432, or 17.3% of net assets.
[1][0]	Some or all of this security is held with brokers as collateral for swap contracts, amounting to a market value of $6,161,243, or 0.8% of net assets.
[11]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $2,942,617, or 0.4% of net assets.
[12]	Collateral received from brokers for securities lending was invested in these short-term investments.
[13]	Yield shown represents the January 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Corporation
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REMICS:	Real Estate Mortgage Investment Conduits
TBA	To Be Announced
YCD:	Yankee Certificate of Deposit

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

13

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of January 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	$68,256,597	—	$68,256,597
Floating Rate Senior Loan Interests	—	6,248,372	—	6,248,372
Corporate Bonds and Notes†	—	219,219,388	—	219,219,388
Foreign Government and Agency Obligations	—	33,435,777	—	33,435,777
Mortgage-Backed Securities	—	50,523,447	—	50,523,447
Municipal Bonds	—	44,500,071	—	44,500,071
U.S. Government and Agency Obligations†	—	443,852,576	—	443,852,576
Purchased Options on Exchange-Traded Futures	—	11,797	—	11,797
Purchased OTC Options	—	—	—	—
Purchased Swaptions	—	401,228	—	401,228
Short-Term Investments
Repurchase Agreements	—	45,169,957	—	45,169,957
Other Investment Companies	$3,016,811	—	—	3,016,811

Total Investments in Securities	$3,016,811	$911,619,210	—	$914,636,021

Financial Derivative Instruments-Assets††
Credit Contracts	—	$498,652	—	$498,652
Foreign Exchange Contracts	—	21,761,546	—	21,761,546
Interest Rate Contracts	$8,166,702	3,620,922	—	11,787,624

	8,166,702	25,881,120	—	34,047,822

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(2,138,458)	—	(2,138,458)
Foreign Exchange Contracts	—	(11,622,915)	—	(11,622,915)
Interest Rate Contracts	(1,110,498)	(13,413,377)	—	(14,523,875)

	(1,110,498)	(27,174,750)	—	(28,285,248)

Total Financial Derivative Instruments	$7,056,204	$(1,293,630)	—	$5,762,574

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.

As of January 31, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

14

Notes to Schedule of Portfolio Investments (continued)

At January 31, 2015, the Fund had futures contracts as follows:

Futures Contracts

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/(Loss)
90-Day Eurodollar	743	Short	06/15/15 to 03/14/16		(279,927)
90-Day Sterling	273	Short	09/16/15 to 03/16/16		(15,126)
Australia 3-Year Bond	67	Short	03/17/15		(22,390)
Australia 10-Year Bond	11	Short	03/17/15		(7,500)
Canadian 10-Year Bond	21	Short	03/31/15		(162,321)
Euro-BTP	248	Long	03/10/15		918,199
Euro-Bund 10-Year	91	Short	03/10/15		(623,234)
U.S. Treasury 5-Year Bond	55	Long	04/06/15		60,824
U.S. Treasury 10-Year Bond	1,094	Long	03/31/15		3,474,148
U.S. Treasury Long Bond	474	Long	03/31/15		3,713,531

				Total	$7,056,204

At January 31, 2015, the Fund entered into the following swap contracts:

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Pay	1-Year GBP	1.51%	MS	10/07/16	GBP	3,800,000	$(34,916)	$(1,342)
Pay	1-Year GBP	1.59%	MS	10/05/16	GBP	16,700,000	(314)	(179,444)
Pay	2-Year GBP	1.50%	MS	09/18/16	GBP	25,800,000	(398,223)	(7,838)
Pay	2-Year GBP	1.88%	MS	10/05/17	GBP	8,200,000	(199,822)	(10,075)
Pay	7-Year JPY	0.50%	BNP	09/17/21	JPY	180,000,000	(11,258)	(8,424)
Pay	7-Year JPY	0.50%	CS	09/17/21	JPY	20,000,000	(805)	(1,382)
Pay	7-Year JPY	0.50%	DUB	09/17/21	JPY	130,000,000	(8,545)	(5,669)
Pay	7-Year JPY	0.50%	NO	09/17/21	JPY	960,000,000	(57,872)	(47,096)
Pay	10-Year Euro	1.20%	GS	01/22/25	EUR	10,600,000	—	(604,327)
Pay	28-Day MXN TIIE	3.35%	HSBC	03/13/15	MXN	255,000,000	—	(915)
Pay	28-Day MXN TIIE	3.42%	BRC	06/25/15	MXN	128,000,000	—	(3,171)
Pay	28-Day MXN TIIE	3.61%	GS	12/18/15	MXN	118,000,000	—	(10,313)
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(241)	352
Pay	28-Day MXN TIIE	5.70%	GS	01/18/19	MXN	5,000,000	10,787	3,603

15

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive							Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
Pay	28-Day MXN TIIE	5.70%	JPM	01/18/19	MXN	5,000,000	$8,615	$5,775
Pay	28-DAY MXN TIIE	5.84%	BNP	09/14/21	MXN	3,000,000	732	7,801
Pay	28-DAY MXN TIIE	5.84%	UBS	09/14/21	MXN	3,900,000	8,786	2,307
Pay	28-Day MXN TIIE	5.92%	BRC	12/07/21	MXN	87,100,000	—	269,947
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	8,160	11,313
Pay	28-Day MXN TIIE	6.41%	DUB	11/07/29	MXN	23,000,000	(1,154)	99,214
Pay	28-Day MXN TIIE	6.81%	DUB	06/19/34	MXN	50,000,000	32,410	296,467
Pay	28-Day MXN TIIE	6.81%	JPM	06/19/34	MXN	153,600,000	127,704	882,605
Pay	28-Day MXN TIIE	6.92%	CITI	09/10/29	MXN	3,800,000	5,087	25,520
Pay	28-Day MXN TIIE	7.02%	DUB	06/08/34	MXN	78,000,000	190,732	468,175
Pay	28-Day MXN TIIE	7.02%	GS	06/08/34	MXN	27,400,000	32,501	198,961
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	0.09%	BOA	02/27/15	USD	34,800,000	—	(922)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	0.09%	CS	02/27/15	USD	8,500,000	(264)	39
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	0.09%	GS	02/27/15	USD	7,500,000	32	(231)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	10/15/17	USD	48,200,000	(53,247)	142,586
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	149,714
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.75%	GS	03/19/20	USD	20,200,000	125,153	(463,610)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.55%	RBS	09/04/24	USD	2,200,000	—	(150,521)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.80%	GS	12/18/43	USD	25,700,000	1,198,872	(4,810,755)
Receive	3 Month USD LIBOR Rate	0.67%	GS	04/17/16	USD	84,800,000	8,682	(152,435)
Receive	3 Month USD LIBOR Rate	0.67%	MS	04/17/16	USD	97,000,000	7,719	(172,153)
Receive	3 Month USD LIBOR Rate	1.00%	MS	04/17/17	USD	104,800,000	290,064	(659,777)
Receive	3 Month USD LIBOR Rate	1.78%	MS	12/02/19	USD	22,900,000	—	(483,705)
Receive	3 Month USD LIBOR Rate	1.80%	GS	12/03/19	USD	7,500,000	—	(165,424)
Receive	3 Month USD LIBOR Rate	1.80%	MS	12/03/19	USD	18,400,000	—	(405,840)
Receive	3 Month USD LIBOR Rate	1.85%	MS	12/04/19	USD	12,500,000	—	(305,283)
Receive	3 Month USD LIBOR Rate	2.75%	GS	06/19/43	USD	18,100,000	1,362,930	(3,683,565)
Receive	3 Month USD LIBOR Rate	3.50%	GS	12/18/43	USD	1,700,000	67,915	(574,641)

						Totals	$2,659,845	$(10,344,479)

16

Notes to Schedule of Portfolio Investments (continued)

Interest Rate Swaps

							Net
							Premiums
Pay/Receive	Floating Rate					Notional	Paid/	Unrealized
Floating Rate	Index	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	Loss
Pay	1-Year BRL-CDI	11.50%	DUB	01/04/21	BRL	1,900,000	$4,490	$(8,847)
Pay	28-Day MXN TIIE	3.37%	MS	03/17/15	MXN	518,000,000	37	(3,309)
Pay	28-Day MXN TIIE	3.54%	UBS	08/31/15	MXN	94,000,000	36	(6,587)

						Totals	$4,563	$(18,743)

Centrally Cleared Credit Default Swaps-Sell Protection †

							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	Gain/(Loss)
CDX.NA.HY.23 5-Year Index	1.00%	CS	12/20/19	BAA+	USD	5,600,000	$78,575	$(1,452)
CDX.NA.HY.23 5-Year Index	1.00%	JPM	12/20/19	BAA+	USD	200,000	2,853	(99)
iTraxx Europe 5-Year Index	1.00%	CS	12/20/19	A-	EUR	6,200,000	150,209	(14,363)
iTraxx Europe 5-Year Index	1.00%	CS	12/20/19	A	EUR	5,600,000	56,179	41,164

						Totals	$287,816	$25,250

Credit Default Swaps-Sell Protection †

							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	Gain/(Loss)
ABX.HE	0.11%	BRC	05/25/46	NR	USD	4,776,606	$(982,692)	$35,325
Berkshire Hathaway Inc.	1.00%	DUB	09/20/16	AA	USD	400,000	3,361	1,353
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BBB-	USD	4,300,000	(3,607)	(8,357)
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BBB-	USD	1,400,000	(1,278)	(2,598)
Brazil Federative Republic Bond	1.00%	GS	12/20/19	BBB-	USD	11,200,000	(384,222)	(206,213)
Brazil Federative Republic Bond	1.00%	HSBC	12/20/19	BBB-	USD	3,800,000	(132,913)	(67,280)
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB-	USD	1,400,000	(1,961)	4,044
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB-	USD	1,000,000	(1,187)	2,589
Brazil Federative Republic Bond	1.95%	MS	08/20/16	BBB-	USD	3,500,000	—	36,122
Colombia Government	1.00%	GS	03/20/19	BBB	USD	2,500,000	(18,574)	(23,189)
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	AA-	USD	300,000	(6,007)	9,293
General Electric Capital Corp.	1.00%	BRC	09/20/16	AA+	USD	900,000	5,360	3,613

17

Notes to Schedule of Portfolio Investments (continued)

							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received) Gain/(Loss)
General Electric Capital Corp.	1.00%	DUB	09/20/15	AA+	USD	1,000,000	$3,845	$(682)
General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(3,972)	7,278
General Electric Capital Corp.	1.00%	MS	06/20/16	AA+	USD	700,000	(718)	7,477
Greek Government	1.00%	GS	12/20/15	B-	EUR	200,000	(7,669)	(36,151)
Greek Government	1.00%	MS	06/20/15	B-	EUR	1,800,000	(32,597)	(161,700)
Italian Government	1.00%	BRC	06/20/17	BBB-	USD	1,000,000	2,792	6,976
Italian Government	1.00%	BRC	06/20/19	BBB-	USD	400,000	(2,289)	4,297
Italian Government	1.00%	BRC	06/20/19	BBB-	USD	400,000	(2,127)	4,125
Italian Government	1.00%	BRC	12/20/19	BBB-	USD	9,700,000	23,594	(8,328)
Italian Government	1.00%	CITI	06/20/17	BBB-	USD	1,400,000	6,404	7,005
Italian Government	1.00%	DUB	09/20/16	BBB-	USD	100,000	783	10
Italian Government	1.00%	DUB	06/20/19	BBB-	USD	300,000	(1,844)	3,358
Italian Government	1.00%	DUB	09/20/19	BBB-	USD	300,000	(131)	1,091
Italian Government	1.00%	DUB	09/20/19	BBB-	USD	100,000	—	318
Italian Government	1.00%	GS	06/20/17	BBB-	USD	1,100,000	4,892	5,658
Italian Government	1.00%	GS	12/20/19	BBB-	USD	600,000	1,373	(424)
Italian Government	1.00%	HSBC	06/20/19	BBB-	USD	300,000	(1,844)	3,357
Italian Government	1.00%	MS	12/20/19	BBB-	USD	1,000,000	1,834	(229)
iTraxx Europe Series 22, 5-Year Index	1.00%	BRC	12/20/19	NR	EUR	1,700,000	(50,585)	12,271
iTraxx Europe Series 22, 5-Year Index	1.00%	CITI	12/20/19	NR	EUR	3,400,000	(98,378)	21,723
iTraxx Europe Series 22, 5-Year Index	1.00%	CITI	12/20/19	NR	EUR	200,000	(6,238)	1,983
iTraxx Europe Series 22, 5-Year Index	1.00%	CITI	12/20/19	NR	EUR	100,000	(2,673)	408
iTraxx Europe Series 22, 5-Year Index	1.00%	GS	12/20/19	NR	EUR	1,400,000	(38,932)	7,231
iTraxx Europe Series 22, 5-Year Index	1.00%	GS	12/20/19	NR	EUR	800,000	(10,226)	(8,007)
iTraxx Europe Series 22, 5-Year Index	1.00%	JPM	12/20/19	NR	EUR	400,000	(4,478)	(4,640)
iTraxx Europe Series 22, 5-Year Index	1.00%	MS	12/20/19	NR	EUR	500,000	(15,448)	4,804
iTraxx Europe Series 22, 5-Year Index	1.00%	MS	12/20/19	NR	EUR	200,000	(2,768)	(1,790)
JPMorgan Chase & Co.	1.00%	DUB	09/20/16	A	USD	900,000	6,238	2,821
Mexico Government	1.00%	BRC	03/20/15	BBB+	USD	600,000	(332)	1,487
Mexico Government	1.00%	CITI	06/20/16	BBB+	USD	9,800,000	(705)	59,073

18

Notes to Schedule of Portfolio Investments (continued)

							Net
							Premiums
	Fixed					Notional	Paid/	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	Gain/(Loss)
Mexico Government	1.00%	DUB	03/20/15	BBB+	USD	1,100,000	$(621)	$2,763
Mexico Government	1.00%	DUB	03/20/16	BBB+	USD	2,300,000	(4,288)	18,375
Mexico Government	1.00%	GS	06/20/16	BBB+	USD	8,400,000	(82,814)	148,013
Mexico Government	1.00%	HSBC	09/20/16	BBB+	USD	100,000	294	278
Mexico Government	1.00%	HSBC	12/20/16	BBB+	USD	100,000	592	(31)
Mexico Government	1.00%	JPM	09/20/16	BBB+	USD	200,000	604	538
Mexico Government	1.00%	MS	09/20/16	BBB+	USD	600,000	(883)	4,729
Mexico Government	1.00%	MS	03/20/19	BBB+	USD	10,000,000	43,445	(29,796)
Mexico Government	1.00%	UBS	09/20/15	BBB+	USD	1,000,000	(1,775)	6,313
Petrobras International Finance Co.	1.00%	BRC	12/20/19	BBB-	USD	300,000	(41,293)	(13,437)
Petrobras International Finance Co.	1.00%	HSBC	03/20/20	BBB-	USD	500,000	(90,231)	(5,478)
Petrobras International Finance Co.	5.00%	JPM	12/20/19	BBB-	USD	100,000	(2,400)	33
Russian Government	1.00%	BRC	09/20/15	BB+	USD	500,000	(3,630)	(11,096)
Russian Government	1.00%	BRC	12/20/15	BB+	USD	1,700,000	(17,944)	(53,067)
Russian Government	1.00%	BRC	09/20/19	BB+	USD	4,000,000	(211,788)	(581,380)
Russian Government	1.00%	BRC	12/20/19	BB+	USD	1,500,000	(101,483)	(207,547)
Russian Government	1.00%	CITI	09/20/15	BB+	USD	2,300,000	(15,256)	(53,065)
Russian Government	1.00%	DUB	09/20/15	BB+	USD	200,000	(1,389)	(4,527)
Russian Government	1.00%	GS	12/20/19	BB+	USD	4,700,000	(343,792)	(624,654)
Russian Government	1.00%	JPM	12/20/19	BB+	USD	100,000	(11,709)	(8,878)
U.S. Treasury Notes	0.25%	UBS	09/20/15	AA+	EUR	5,000,000	(6,775)	15,934

						Totals	$(2,649,055)	$(1,670,478)

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

19

Notes to Schedule of Portfolio Investments (continued)

At January 31, 2015, the Fund had written put and call options, swaptions and inflation floors as follows:

Credit Default Swaptions

Pay/Receive			Floating Rate	Exercise	Expiration	Notional		Unrealized
Floating Rate	Description	Counterparty	Index	Rate	Date	Amount	Premium	Gain
Pay	5-Year Credit Default Swap (Call)	CITI	iTraxx Europe Series 22	0.55%	02/18/15	$1,800,000	$1,355	$1,355
Pay	5-Year Credit Default Swap (Call)	JPM	iTraxx Europe Series 22	0.55%	02/18/15	300,000	263	108
Pay	5-Year Credit Default Swap (Put)	CITI	iTraxx Europe Series 22	0.85%	02/18/15	1,800,000	3,669	3,402
Pay	5-Year Credit Default Swap (Put)	JPM	iTraxx Europe Series 22	0.85%	02/18/15	300,000	602	557

						Totals	$5,889	$5,422

Interest Rate Swaptions

Pay/Receive			Floating Rate	Exercise	Expiration	Notional		Unrealized
Floating Rate	Description	Counterparty	Index	Rate	Date	Amount	Premium	Gain/(Loss)
Pay	10-Year Interest Rate Swap (Call)	DUB	EURIBOR 6 Month	0.95%	03/23/15	$2,500,000	$6,479	$(69,622)
Pay	10-Year Interest Rate Swap (Put)	DUB	EURIBOR 6 Month	1.55%	03/23/15	2,500,000	20,734	20,725
Receive	1-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.50%	01/19/16	15,600,000	9,360	226
Receive	1-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.52%	01/19/16	7,800,000	4,680	(259)
Receive	1-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.60%	01/19/16	15,600,000	17,160	1,465
Receive	1-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.66%	01/19/16	7,800,000	7,800	(308)
Receive	2-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	0.70%	01/19/16	8,000,000	12,000	347
Receive	2-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	0.90%	01/19/16	8,000,000	21,600	689
Receive	2-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.10%	01/30/18	7,800,000	40,560	(1,377)
Receive	2-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.60%	01/30/18	7,800,000	70,590	(1,597)
Receive	2-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	2.80%	01/16/20	3,900,000	48,750	23,896
Receive	3-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	0.85%	07/20/15	8,000,000	13,600	(494)
Receive	3-Year Interest Rate Swap (Call)	GS	3-Month USD-LIBOR	1.00%	07/20/15	8,000,000	24,000	(954)
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.10%	01/29/16	3,900,000	14,820	(3,643)
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.30%	01/29/16	3,900,000	22,620	(6,483)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.52%	09/18/15	30,000,000	262,500	214,476
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.60%	09/14/15	11,100,000	145,687	132,255
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.33%	01/29/16	3,900,000	24,765	(5,249)
Receive	10-Year Interest Rate Swap (Call)	CITI	3-Month USD-LIBOR	1.43%	07/30/15	1,900,000	11,353	(244)
Receive	10-Year Interest Rate Swap (Call)	CITI	3-Month USD-LIBOR	1.59%	07/30/15	1,900,000	17,670	(662)
Receive	10-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.80%	02/02/15	7,300,000	116,435	116,434

20

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive			Floating Rate	Exercise	Expiration	Notional		Unrealized
Floating Rate	Description	Counterparty	Index	Rate	Date	Amount	Premium	Gain/(Loss)
Receive	10-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	2.82%	01/30/15	$900,000	$4,208	$4,208
Receive	30-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	3.25%	03/02/15	1,800,000	16,785	16,763
Receive	30-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.27%	03/27/15	3,700,000	44,860	44,198
Receive	30-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	3.30%	01/30/15	1,700,000	19,550	19,550
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.54%	01/29/16	3,900,000	39,000	(9,341)

						Totals	$1,037,566	$494,999

Inflation Floor Options

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain
Inflation Floor—OTC CPURNSA Index	DUB	216	03/10/20	$11,400,000	$85,500	$79,393

Over-the-counter Options

			Expiration	Notional		Unrealized
Description	Counterparty	Strike Price	Date	Amount	Premium	Gain/(Loss)
EUR Vs USD (Call)	CITI	1.27	02/13/15	$1,600,000	$17,489	$17,488
EUR Vs USD (Call)	DUB	1.26	02/10/15	4,400,000	51,522	51,520
EUR Vs USD (Call)	DUB	1.27	02/18/15	1,300,000	14,862	14,860
USD Vs BRL (Call)	CS	2.67	03/04/15	5,600,000	35,840	(102,631)
USD Vs BRL (Call)	GS	2.70	02/25/15	900,000	5,706	(9,064)
USD Vs BRL (Call)	GS	2.71	03/03/15	1,900,000	12,103	(20,175)
USD Vs BRL (Call)	HSBC	2.75	03/25/15	900,000	8,055	(8,804)
USD Vs BRL (Call)	JPM	2.73	03/18/15	1,600,000	11,960	(18,844)
USD Vs BRL (Call)	JPM	2.90	02/12/15	1,100,000	8,690	8,153
USD Vs BRL (Put)	JPM	2.40	02/12/15	1,100,000	3,410	3,407
USD Vs INR (Call)	BRC	63.85	02/05/15	1,200,000	6,514	6,439
USD Vs INR (Call)	BRC	64.25	02/25/15	1,200,000	10,140	8,597
USD Vs INR (Call)	CS	64.00	02/05/15	700,000	3,738	3,707
USD Vs INR (Call)	GS	63.50	02/18/15	1,100,000	7,469	5,712
USD Vs INR (Call)	GS	63.85	02/25/15	400,000	3,412	2,657
USD Vs INR (Call)	HSBC	63.85	02/25/15	800,000	6,800	5,290
USD Vs INR (Call)	UBS	64.25	02/25/15	2,400,000	20,376	17,289
USD Vs INR (Put)	GS	61.00	02/18/15	1,100,000	5,731	4,645

21

Notes to Schedule of Portfolio Investments (continued)

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
USD Vs INR (Put)	HSBC	64.25	02/26/15	$900,000	$5,400	$4,148
USD Vs JPY (Put)	BRC	112.00	03/15/15	7,700,000	91,784	71,229
USD Vs JPY (Put)	CITI	99.00	09/30/15	1,300,000	13,731	9,903
USD Vs JPY (Put)	DUB	112.50	05/22/15	700,000	7,945	1,075
USD Vs JPY (Put)	GS	113.50	05/27/15	1,800,000	26,100	3,631
USD Vs JPY (Put)	JPM	109.00	11/10/15	1,700,000	32,513	8,041
USD Vs JPY (Put)	JPM	112.60	02/13/15	5,500,000	54,175	50,592
USD Vs JPY (Put)	UBS	100.00	07/03/15	900,000	6,300	4,942
USD Vs JPY (Put)	UBS	110.00	05/12/15	1,700,000	19,720	10,893
USD Vs JPY (Put)	UBS	112.00	02/09/15	600,000	6,030	5,862
USD Vs JPY (Put)	UBS	112.50	02/11/15	4,300,000	39,667	37,511
USD Vs MXN (Call)	CS	14.50	02/02/15	1,100,000	7,535	(26,007)
USD Vs MXN (Call)	GS	14.25	02/18/15	1,100,000	8,305	(45,309)
USD Vs MXN (Call)	HSBC	14.05	02/25/15	800,000	4,340	(45,542)
USD Vs MXN (Put)	HSBC	13.35	02/25/15	800,000	4,340	4,335
USD Vs MXN (Call)	JPM	14.35	02/26/15	3,100,000	26,350	(107,892)

				Totals	$588,052	$(22,342)

Options on Exchange-Traded Futures

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Euro-Bund 10-Year Futures (Put)	157.00	02/20/15	24	—	$6,757
Euro-Bund 10-Year Futures (Put)	157.50	02/20/15	40	—	12,019
U.S. Treasury 10-Year Note Futures (Put)	132.50	02/20/15	68	$18,216	1,216
U.S. Treasury 10-Year Notes Futures (Put)	132.00	02/20/15	76	26,038	(1,275)

			Totals	$44,254	$18,717

22

Notes to Schedule of Portfolio Investments (continued)

Transactions in written put and call options and swaptions for the period ended January 31, 2015, were as follows:

	Number of		Amount of
	Contracts	Notional Amount	Premiums
Options and swaptions outstanding at October 31, 2014	384	$398,300,000	$1,974,733
Options and swaptions written	1,132	212,600,000	1,527,347
Options and swaptions exercised/expired/closed	(1,308)	(352,800,000)	(1,740,819)

Options and swaptions outstanding at January 31, 2015	208	$258,100,000	$1,761,261

At January 31, 2015, the Fund had forward foreign currency contracts (in U.S. Dollars) as follows:

Forward Foreign Currency Contracts

Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Autralian Dollar	Long	02/03/15	CITI	$982,223	$1,034,755	$(52,532)
Autralian Dollar	Long	02/02/15	DUB	512,158	519,796	(7,638)
Autralian Dollar	Long	02/03/15	GS	2,527,163	2,634,993	(107,830)
Autralian Dollar	Long	03/03/15	GS	995,240	1,015,559	(20,319)
Autralian Dollar	Long	02/03/15	UBS	2,524,050	2,642,196	(118,146)
Brazilian Real	Long	04/02/15	CITI	731,892	746,575	(14,683)
Brazilian Real	Long	02/03/15	CS	5,046,198	5,091,398	(45,200)
Brazilian Real	Long	03/03/15	CS	3,730,254	3,907,658	(177,404)
Brazilian Real	Long	02/03/15	DUB	1,101,355	1,141,000	(39,645)
Brazilian Real	Long	02/03/15	GS	3,759,060	3,871,000	(111,940)
Brazilian Real	Long	02/03/15	HSBC	1,287,137	1,344,000	(56,863)
Brazilian Real	Long	10/02/15	HSBC	23,726,229	22,911,653	814,576
Brazilian Real	Long	02/03/15	JPM	1,979,817	2,008,585	(28,768)
Brazilian Real	Long	03/03/15	JPM	1,478,449	1,509,306	(30,857)
Brazilian Real	Long	04/02/15	JPM	1,463,784	1,454,493	9,291
Brazilian Real	Long	02/03/15	UBS	1,571,719	1,605,273	(33,554)
British Pound	Long	02/03/15	UBS	3,190,057	3,215,759	(25,702)
Canadian Dollar	Long	03/03/15	CITI	3,761,241	4,173,057	(411,816)
Euro	Long	06/15/15	BRC	2,698,882	3,197,786	(498,904)
Euro	Long	02/19/15	CITI	6,403,647	6,741,986	(338,339)
Euro	Long	02/19/15	DUB	5,267,808	5,259,556	8,252
Euro	Long	02/19/15	GS	33,603,890	36,530,128	(2,926,238)

23

Notes to Schedule of Portfolio Investments (continued)

				Receivable		Unrealized
Currency	Position	Settlement Date	Counterparty	Amount	Payable Amount	Gain/(Loss)
Euro	Long	06/15/15	GS	$6,243,073	$7,397,053	$(1,153,980)
Euro	Long	02/19/15	HSBC	397,826	420,127	(22,301)
Euro	Long	02/19/15	JPM	1,360,747	1,425,280	(64,533)
Euro	Long	06/15/15	JPM	1,763,043	2,083,202	(320,159)
Euro	Long	02/19/15	UBS	18,537,350	19,399,359	(862,009)
Indian Rupee	Long	02/20/15	BRC	1,534,342	1,534,000	342
Indian Rupee	Long	02/20/15	CS	808,635	808,000	635
Indian Rupee	Long	02/26/15	HSBC	268,105	269,000	(895)
Indian Rupee	Long	02/20/15	JPM	661,007	668,000	(6,993)
Indian Rupee	Long	02/26/15	JPM	2,605,713	2,628,000	(22,287)
Israeli Shekel	Long	03/12/15	GS	929,335	926,000	3,335
Israeli Shekel	Long	03/12/15	JPM	332,549	332,000	549
Japanese Yen	Long	02/03/15	CITI	30,694,773	30,540,091	154,682
Japanese Yen	Long	02/17/15	CS	615,537	608,000	7,537
Japanese Yen	Long	02/03/15	GS	13,630,798	13,479,634	151,164
Japanese Yen	Long	02/03/15	JPM	15,237,778	15,309,836	(72,058)
Mexican Peso	Long	02/05/15	BRC	12,958,275	14,326,528	(1,368,253)
Mexican Peso	Long	05/05/15	BRC	1,356,569	1,367,392	(10,823)
Mexican Peso	Long	02/05/15	CITI	851,660	877,198	(25,538)
Mexican Peso	Long	02/05/15	CS	7,281,050	7,470,022	(188,972)
Mexican Peso	Long	05/05/15	CS	127,008	130,459	(3,451)
Mexican Peso	Long	02/05/15	DUB	8,074,275	8,942,509	(868,234)
Mexican Peso	Long	05/05/15	DUB	181,640	182,000	(360)
Mexican Peso	Long	05/05/15	GS	384,695	390,384	(5,689)
Mexican Peso	Long	02/05/15	HSBC	711,950	731,590	(19,640)
Mexican Peso	Long	02/05/15	JPM	4,628,781	5,127,964	(499,183)
Mexican Peso	Long	05/05/15	JPM	137,885	141,717	(3,832)
Mexican Peso	Long	02/05/15	UBS	395,187	403,247	(8,060)
Mexican Peso	Long	05/05/15	UBS	758,203	778,985	(20,782)
Swiss Franc	Long	02/12/15	CITI	1,634,740	1,546,640	88,100
Swiss Franc	Long	02/12/15	DUB	270,277	284,410	(14,133)

24

Notes to Schedule of Portfolio Investments (continued)

Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Autralian Dollar	Short	02/03/15	CITI	$702,226	$670,901	$31,325
Autralian Dollar	Short	02/03/15	GS	1,321,587	1,270,975	50,612
Autralian Dollar	Short	02/03/15	HSBC	1,031,578	986,115	45,463
Autralian Dollar	Short	02/03/15	UBS	5,253,759	5,053,547	200,212
Brazilian Real	Short	10/02/15	BRC	6,088,496	5,976,214	112,282
Brazilian Real	Short	10/02/15	CITI	4,310,954	4,238,943	72,011
Brazilian Real	Short	04/02/14	CS	1,217,681	1,097,838	119,843
Brazilian Real	Short	02/03/15	CS	5,280,603	5,046,198	234,405
Brazilian Real	Short	02/03/15	DUB	1,110,816	1,101,355	9,461
Brazilian Real	Short	07/02/15	DUB	916,367	886,714	29,653
Brazilian Real	Short	02/03/15	GS	3,808,329	3,759,061	49,268
Brazilian Real	Short	04/02/14	HSBC	1,218,126	1,097,838	120,288
Brazilian Real	Short	02/03/15	HSBC	1,298,667	1,287,137	11,530
Brazilian Real	Short	02/03/15	JPM	2,028,559	1,979,817	48,742
Brazilian Real	Short	04/02/15	JPM	1,445,122	1,384,018	61,104
Brazilian Real	Short	01/05/16	JPM	2,593,809	2,539,087	54,722
Brazilian Real	Short	02/03/15	UBS	1,600,575	1,571,719	28,856
Brazilian Real	Short	03/03/15	UBS	1,593,459	1,559,675	33,784
Brazilian Real	Short	10/02/15	UBS	17,846,324	15,826,544	2,019,780
British Pound	Short	02/03/15	CS	3,037,448	2,927,985	109,463
British Pound	Short	02/03/15	UBS	264,479	262,073	2,406
British Pound	Short	03/03/15	UBS	3,215,188	3,189,447	25,741
Canadian Dollar	Short	02/10/15	CITI	8,137,354	7,013,748	1,123,606
Euro	Short	06/15/15	BRC	3,433,706	2,918,413	515,293
Euro	Short	02/19/15	CITI	9,475,135	8,850,505	624,630
Euro	Short	02/19/15	CS	328,279	326,624	1,655
Euro	Short	02/03/15	DUB	711,080	711,921	(841)
Euro	Short	02/19/15	DUB	19,190,164	18,437,892	752,272
Euro	Short	08/07/15	DUB	267,586	226,487	41,099
Euro	Short	02/19/15	GS	80,221,433	72,804,473	7,416,960
Euro	Short	02/19/15	HSBC	1,587,535	1,546,098	41,437

25

Notes to Schedule of Portfolio Investments (continued)

Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Euro	Short	02/19/15	JPM	$1,083,826	$1,017,170	$66,656
Euro	Short	06/15/15	JPM	9,158,703	7,786,584	1,372,119
Euro	Short	02/19/15	UBS	25,542,191	23,841,323	1,700,868
Indian Rupee	Short	02/20/15	BRC	846,077	842,865	3,212
Indian Rupee	Short	02/26/15	GS	652,000	661,766	(9,766)
Indian Rupee	Short	04/13/15	JPM	2,443,024	2,473,392	(30,368)
Indian Rupee	Short	02/26/15	UBS	171,000	174,385	(3,385)
Israeli Shekel	Short	04/14/15	DUB	659,000	659,127	(127)
Israeli Shekel	Short	04/14/15	GS	2,243,000	2,254,369	(11,369)
Israeli Shekel	Short	03/12/15	JPM	2,340,000	2,330,374	9,626
Israeli Shekel	Short	04/14/15	JPM	8,542,738	8,610,679	(67,941)
Israeli Shekel	Short	03/12/15	UBS	1,318,000	1,313,306	4,694
Japanese Yen	Short	02/03/15	BRC	8,911,484	9,046,606	(135,122)
Japanese Yen	Short	02/03/15	CITI	12,212,294	12,548,229	(335,935)
Japanese Yen	Short	03/03/15	CITI	30,549,280	30,703,837	(154,557)
Japanese Yen	Short	02/03/15	DUB	12,357,546	12,400,654	(43,108)
Japanese Yen	Short	02/03/15	GS	3,527,884	3,615,066	(87,182)
Japanese Yen	Short	08/07/15	HSBC	4,100,000	3,569,203	530,797
Japanese Yen	Short	02/03/15	JPM	2,801,648	2,822,221	(20,573)
Japanese Yen	Short	02/03/15	UBS	19,113,354	19,130,574	(17,220)
Mexican Peso	Short	02/05/15	CS	2,415,231	2,325,641	89,590
Mexican Peso	Short	04/22/15	CS	6,674,606	6,502,303	172,303
Mexican Peso	Short	02/05/15	DUB	16,463,660	15,227,349	1,236,311
Mexican Peso	Short	02/05/15	GS	2,263,275	2,178,744	84,531
Mexican Peso	Short	02/05/15	HSBC	10,549,516	9,590,317	959,199
Mexican Peso	Short	02/05/15	JPM	5,101,171	4,816,760	284,411
Mexican Peso	Short	02/05/15	UBS	783,228	762,365	20,863
Swiss Franc	Short	02/12/15	GS	1,953,086	2,049,964	(96,878)

			Totals	$629,028,305	$618,889,674	$10,138,631

26

Notes to Schedule of Portfolio Investments (continued)

COUNTERPARTY ABBREVIATIONS:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley
NO:	Normura Securities, Inc.
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
EUR:	Euro
GBP:	British Pound
INR:	Indian Rupee
JPY:	Japanese Yen
MXN:	Mexican Peso
USD:	United States Dollar

INVESTMENT ABBREVIATIONS AND DEFINITIONS:

CDI:	Brazil Interbank Deposit Rate
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short-term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation,

27

Notes to Schedule of Portfolio Investments (continued)

price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

28

Notes to Schedule of Portfolio Investments (continued)

INTEREST RATE CAPS AND FLOORS, SWAP CONTRACTS AND OPTIONS

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”).

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 1, 2015

By: /s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: April 1, 2015